SFT Core Bond Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.1%)
Government Obligations (34.6%)
Other Government Obligations (1.6%)
Provincial or Local Government Obligations (1.6%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,572,353
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,188,000	1,694,349
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	298,980
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,462,145
4.926%, 10/01/51	2,055,000	2,778,298
Texas A&M University, 4.000%, 05/15/31	325,000	357,653
		8,163,778

U.S. Government Agencies and Obligations (34.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (5.3%)
2.500%, 03/01/28	464,218	470,676
2.500%, 04/01/28	160,564	162,652
2.739%, 01/25/23 (1-Month USD LIBOR + 0.650%)(b)	72,742	72,764
2.968%, 10/25/29 (1-Month USD LIBOR + 0.950%)(b)	450,000	422,337
3.000%, 08/01/42	504,053	519,417
3.000%, 12/01/42	198,659	204,715
3.000%, 01/01/43	260,696	268,644
3.000%, 02/01/43	623,833	645,550
3.000%, 04/01/43	1,017,723	1,048,743
3.000%, 10/25/46	308,604	312,225
3.500%, 10/01/25	194,974	201,575
3.500%, 05/01/32	226,795	236,169
3.500%, 03/01/42	872,984	916,997
3.500%, 08/01/42	653,911	686,851
3.500%, 05/25/45	1,184,820	1,203,286
4.000%, 09/01/40	784,974	838,452
4.000%, 11/01/40	1,438,027	1,543,772
4.000%, 02/01/41	320,943	342,829
4.000%, 03/01/41	312,889	335,870
4.500%, 04/01/23	21,264	22,364
4.500%, 09/01/40	199,746	216,421
4.500%, 01/01/41	588,201	637,313
4.500%, 02/01/41	362,812	393,103
4.500%, 03/01/41	652,229	706,613
4.500%, 04/01/41	514,640	560,808
5.000%, 03/01/23	14,933	15,959
5.000%, 05/01/29	29,117	31,155
5.000%, 04/01/35	91,242	97,532
5.000%, 08/01/35	57,809	63,826
5.000%, 11/01/35	112,446	124,023
5.000%, 11/01/39	589,659	654,405
5.000%, 04/01/40	256,924	283,936
5.000%, 08/01/40	149,593	165,206
5.468%, 10/25/29 (1-Month USD LIBOR + 3.450%)(b)	4,000,000	4,219,871
5.500%, 06/01/20	5,506	5,512
5.500%, 10/01/20	32,738	32,901
5.500%, 11/01/23	104,214	112,604
5.500%, 05/01/34	647,824	731,620
5.500%, 10/01/34	187,363	211,022
5.500%, 07/01/35	252,274	284,891
5.500%, 10/01/35	248,215	280,349
5.500%, 12/01/38	135,183	152,337
6.000%, 09/01/22	24,613	25,640
6.000%, 11/01/33	335,963	386,451
6.250%, 12/15/23	32,209	34,011
6.500%, 09/01/32	40,620	47,084
6.500%, 11/01/32	29,989	34,331
6.500%, 06/01/36	186,681	220,142
6.568%, 10/25/24 (1-Month USD LIBOR + 4.550%)(b)	160,676	172,093

See accompanying notes to investments in securities.

6.818%, 05/25/28 (1-Month USD LIBOR + 4.800%)(b)	$1,700,000	$1,831,938
7.000%, 12/01/37	39,495	45,215
7.695%, 07/25/28 (1-Month USD LIBOR + 5.550%)(b)	3,000,000	3,323,688
		26,557,888

Federal National Mortgage Association (FNMA) (9.4%)
2.500%, 03/01/27	263,141	266,797
2.500%, 11/01/27	438,547	443,311
2.500%, 03/01/28	293,125	296,783
2.500%, 07/01/28	396,750	402,267
3.000%, 06/01/22	85,914	87,801
3.000%, 09/01/22	56,055	57,286
3.000%, 11/01/27	193,109	198,315
3.000%, 06/01/28	158,777	163,832
3.000%, 09/01/42	142,507	146,850
3.000%, 01/01/46	486,506	498,856
3.000%, 10/10/49 (c)	1,770,000	1,796,550
3.500%, 11/01/25	208,203	215,257
3.500%, 01/01/26	257,908	266,647
3.500%, 12/01/32	186,539	194,044
3.500%, 11/01/40	541,156	570,770
3.500%, 01/01/41	627,163	658,729
3.500%, 02/01/41	872,712	918,606
3.500%, 04/01/41	335,190	352,076
3.500%, 11/01/41	2,274,573	2,393,459
3.500%, 12/01/41	575,192	604,117
3.500%, 05/01/42	220,805	231,881
3.500%, 01/01/43	550,634	578,375
3.500%, 02/01/43	477,306	505,782
3.500%, 05/01/43	1,777,971	1,873,081
3.500%, 10/10/49 (c)	9,705,000	9,954,449
4.000%, 06/25/23	66,994	67,480
4.000%, 12/01/40	124,094	132,524
4.000%, 04/01/41	1,213,556	1,296,263
4.000%, 09/01/41	510,134	544,938
4.000%, 11/01/41	248,041	264,924
4.000%, 06/01/42	663,799	709,157
4.000%, 09/01/43	396,163	419,965
4.000%, 10/10/49 (c)	1,745,000	1,810,642
4.500%, 04/01/21	1,161	1,196
4.500%, 04/01/25	38,446	40,389
4.500%, 05/25/34	537,000	633,887
4.500%, 05/01/35	246,457	266,910
4.500%, 07/01/35	423,158	451,613
4.500%, 09/01/37	169,318	182,812
4.500%, 06/01/39	178,241	193,004
4.500%, 04/01/41	1,438,109	1,581,857
4.500%, 07/01/41	1,294,751	1,402,829
4.500%, 07/01/47	433,379	466,775
5.000%, 10/01/20	10,501	10,831
5.000%, 06/25/23	63,312	65,631
5.000%, 07/01/23	46,730	49,942
5.000%, 11/01/33	182,274	201,219
5.000%, 03/01/34	176,792	193,048
5.000%, 05/01/34	43,668	47,960
5.000%, 12/01/34	206,060	227,459
5.000%, 07/01/35	181,182	200,002
5.000%, 08/01/35	61,244	67,544
5.000%, 03/01/38	94,091	103,781
5.000%, 04/01/38	126,038	140,622
5.000%, 06/01/39	109,946	118,854
5.000%, 12/01/39	437,732	490,955
5.000%, 06/01/40	65,824	72,686
5.000%, 04/01/41	380,597	421,822
5.500%, 08/01/23	28,217	30,480
5.500%, 02/01/24	42,986	46,445
5.500%, 04/01/33	563,854	631,856
5.500%, 05/01/33	11,697	13,219
5.500%, 12/01/33	69,364	78,346
5.500%, 01/01/34	137,451	155,437

See accompanying notes to investments in securities.

5.500%, 02/01/34	$140,043	$157,371
5.500%, 03/01/34	219,828	246,756
5.500%, 04/01/34	146,509	165,516
5.500%, 05/01/34	4,917	5,314
5.500%, 09/01/34	198,622	220,385
5.500%, 10/01/34	56,273	63,638
5.500%, 01/01/35	96,296	108,743
5.500%, 02/01/35	237,044	262,694
5.500%, 04/01/35	244,493	275,969
5.500%, 06/01/35	40,273	43,951
5.500%, 08/01/35	145,323	163,980
5.500%, 10/01/35	327,292	370,872
5.500%, 11/01/35	71,684	81,317
5.500%, 09/01/36	126,190	142,709
5.500%, 12/01/39	84,225	95,009
5.668%, 09/25/29 (1-Month USD LIBOR + 3.650%)(b)	250,000	262,794
6.000%, 08/01/23	36,468	37,826
6.000%, 09/01/32	13,908	15,992
6.000%, 10/01/32	440,784	506,705
6.000%, 11/01/32	375,950	432,126
6.000%, 03/01/33	402,891	462,335
6.000%, 04/01/33	23,918	26,439
6.000%, 12/01/33	123,223	141,668
6.000%, 08/01/34	38,566	43,464
6.000%, 09/01/34	21,322	24,049
6.000%, 11/01/34	12,943	14,410
6.000%, 12/01/34	103,533	119,107
6.000%, 11/01/36	12,548	14,420
6.000%, 01/01/37	123,239	141,297
6.000%, 08/01/37	78,583	90,206
6.000%, 12/01/37	6,183	6,826
6.000%, 10/01/38	155,514	179,918
6.418%, 01/25/24 (1-Month USD LIBOR + 4.400%)(b)	99,254	107,817
6.468%, 01/25/29 (1-Month USD LIBOR + 4.450%)(b)	2,307,394	2,429,273
6.500%, 11/01/23	25,903	27,108
6.500%, 12/01/31	64,284	74,591
6.500%, 02/01/32	196,315	227,404
6.500%, 04/01/32	141,087	161,839
6.500%, 05/01/32	35,840	39,929
6.500%, 07/01/32	279,497	322,011
6.500%, 08/01/32	108,793	125,565
6.500%, 09/01/32	72,548	84,073
6.500%, 10/01/32	105,174	121,457
6.500%, 09/01/34	10,185	11,388
6.500%, 11/01/34	5,834	6,665
6.500%, 03/01/35	80,096	91,313
6.500%, 02/01/36	14,524	16,181
6.500%, 09/01/37	64,951	72,460
6.500%, 11/01/37	47,402	55,394
7.000%, 07/01/31	55,737	65,356
7.000%, 09/01/31	181,672	208,955
7.000%, 11/01/31	190,519	217,566
7.000%, 02/01/32	93,345	108,320
7.000%, 03/01/32	16,932	20,093
7.000%, 07/01/32	72,284	82,564
7.000%, 10/01/37	15,555	16,356
7.500%, 07/25/22	17,846	18,377
7.500%, 04/01/31	87,506	98,168
7.500%, 05/01/31	20,642	23,172
		47,268,426

Government National Mortgage Association (GNMA) (2.7%)
0.018%, 06/17/45 (b) (d)	363,696	199
1.000%, 12/20/42	115,842	108,591
3.000%, 03/15/45	1,281,286	1,315,477
3.000%, 04/15/45	2,346,943	2,409,569
3.000%, 05/15/45	121,545	125,271
3.250%, 04/20/33	147,803	153,269
3.250%, 03/20/35	1,083,533	1,124,046
3.250%, 11/20/35	584,134	605,114
3.250%, 01/20/36	1,004,488	1,040,568

See accompanying notes to investments in securities.

3.500%, 11/15/40	$74,429	$78,336
3.500%, 04/20/46	898,156	943,270
3.750%, 03/20/46	910,438	958,450
4.000%, 07/20/31	342,593	359,196
4.000%, 04/20/39	235,672	247,120
4.000%, 12/20/40	738,889	800,343
4.000%, 01/15/41	47,109	50,300
4.000%, 02/15/41	345,742	374,794
4.000%, 10/15/41	239,207	255,443
4.000%, 12/20/44	127,734	135,861
4.500%, 06/15/40	230,405	252,394
5.000%, 05/15/33	73,062	81,003
5.000%, 12/15/39	89,244	100,286
5.000%, 01/15/40	991,039	1,100,174
5.000%, 07/15/40	235,965	257,520
5.500%, 07/15/38	231,503	262,660
5.500%, 10/15/38	346,772	393,451
8.500%, 10/15/22	7,338	7,358
		13,540,063

U.S. Treasury (15.6%)
U.S. Treasury Bond
2.875%, 05/15/49	4,000,000	4,665,156
3.000%, 02/15/49	15,425,000	18,391,300
5.375%, 02/15/31 (e)	5,115,000	7,051,507
U.S. Treasury Note
1.250%, 02/29/20	4,250,000	4,238,711
1.250%, 08/31/24	1,280,000	1,262,050
1.375%, 04/30/20	1,000,000	997,070
1.375%, 05/31/20	550,000	548,131
1.500%, 11/30/19	5,000,000	4,995,423
1.625%, 08/15/29	3,000,000	2,986,172
1.750%, 06/30/24	2,800,000	2,823,734
1.750%, 07/31/24	13,725,000	13,846,166
2.000%, 05/31/24	3,425,000	3,493,366
2.125%, 05/31/26	3,600,000	3,714,469
2.250%, 03/31/26	2,000,000	2,078,125
2.250%, 02/15/27 (e)	150,000	156,498
2.375%, 05/15/29	1,360,000	1,444,256
2.625%, 12/31/25	1,400,000	1,483,945
2.750%, 08/31/25	620,000	659,864
2.750%, 02/15/28	200,000	217,141
3.000%, 09/30/25	2,680,000	2,892,516
		77,945,600

Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	26,608	28,847
Total government obligations (cost: $166,245,047)		173,504,602

Asset-Backed Securities (12.4%)
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	2,293,000	2,305,558
Bear Stearns Asset Backed Securities Trust, 2.993%, 02/25/34 (1-Month USD LIBOR + 0.975%)(b)	361,951	368,308
CarMax Auto Owner Trust
2.160%, 08/16/21	1,300,000	1,299,455
2.950%, 11/15/23	1,950,000	1,975,535
Chase Funding Trust
2.578%, 02/25/33 (1-Month USD LIBOR + 0.560%)(b)	155,233	151,662
2.658%, 08/25/32 (1-Month USD LIBOR + 0.640%)(b)	120,225	118,203
Chesapeake Funding II LLC
3.260%, 11/15/29 (f)	375,000	377,667
3.380%, 08/15/29 (f)	275,000	277,916
3.570%, 04/15/30 (f)	1,200,000	1,232,889
3.710%, 05/15/29 (f)	100,000	100,839
Commonbond Student Loan Trust
2.550%, 05/25/41 (f)	460,109	462,265
5.280%, 05/25/41 (f)	63,219	66,708
Commonbond Student Loan Trust 2018-A-GS
2.518%, 02/25/44 (1-Month USD LIBOR + 0.500%)(b) (f)	894,288	875,590
3.210%, 02/25/44 (f)	2,095,351	2,141,132
DT Auto Owner Trust 2015-3, 4.530%, 10/17/22 (f)	229,200	229,420

See accompanying notes to investments in securities.

Earnest Student Loan Program LLC
2.650%, 01/25/41 (f)	$208,247	$208,882
2.720%, 01/25/41 (f)	374,512	376,222
3.020%, 05/25/34 (f)	498,685	499,308
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	286,870	293,621
Exeter Automobile Receivables Trust 2015-3, 6.550%, 10/17/22 (f)	2,000,000	2,041,361
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (f)	1,800,000	1,899,310
FAN Engine Securitization Ltd., 3.000%, 10/15/19 (f) (g) (h)	12,311	12,311
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	16,726	16,683
Foursight Capital Automobile Receivables Trust
3.710%, 01/18/22 (f)	1,485,000	1,493,036
5.280%, 08/15/24 (f)	3,850,000	3,967,600
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	810,682
Home Partners of America 2018-1 Trust, 2.925%, 07/17/37 (1-Month USD LIBOR + 0.900%)(b) (f)	1,948,435	1,942,517
Invitation Homes 2018-SFR1 Trust
3.275%, 03/17/37 (1-Month USD LIBOR + 1.250%)(b) (f)	3,500,000	3,491,053
3.475%, 03/17/37 (1-Month USD LIBOR + 1.450%)(b) (f)	1,000,000	997,457
Invitation Homes 2018-SFR3 Trust
3.025%, 07/17/37 (1-Month USD LIBOR + 1.000%)(b) (f)	2,070,098	2,066,717
3.675%, 07/17/37 (1-Month USD LIBOR + 1.650%)(b) (f)	1,500,000	1,499,996
Invitation Homes 2018-SFR4 Trust, 3.425%, 01/17/38 (1-Month USD LIBOR + 1.400%)(b) (f)	4,300,000	4,295,000
Invitation Homes Trust, 3.308%, 06/17/37 (1-Month USD LIBOR + 1.280%)(b) (f)	1,500,000	1,494,413
Morgan Stanley Dean Witter Capital I, Inc., 2.578%, 08/25/32 (1-Month USD LIBOR + 0.560%)(b)	178,343	172,969
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	504,445
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (f)	2,500,000	2,545,256
Progress Residential Trust, 3.565%, 08/17/34 (f)	1,525,000	1,546,664
Saxon Asset Securities Trust, 2.558%, 03/25/35 (1-Month USD LIBOR + 0.540%)(b)	270,238	255,998
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (f)	1,500,000	1,521,617
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (f)	1,200,000	1,223,019
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (f)	3,821,109	3,916,635
3.750%, 04/25/55 (b) (f)	1,455,000	1,503,253
4.553%, 11/25/57 (b) (f)	3,154,000	3,344,109
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	1,300,000	1,311,273
Westlake Automobile Receivables Trust 2017-1, 5.050%, 08/15/24 (f)	725,000	737,570
Westlake Automobile Receivables Trust 2017-2, 4.630%, 07/15/24 (f)	850,000	868,215
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (f)	3,000,000	3,009,754
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	133,654	133,529
Total asset-backed securities (cost: $61,417,358)		61,983,622

Other Mortgage-Backed Securities (12.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.2%)
Agate Bay Mortgage Trust, 3.814%, 01/25/45 (b) (f)	245,896	250,692
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	79,503	49,453
Bellemeade Re 2018-1, Ltd., 3.618%, 04/25/28 (1-Month USD LIBOR + 1.600%)(b) (f) (h)	2,115,574	2,117,908
Bellemeade Re 2018-3, Ltd., 3.868%, 10/25/27 (1-Month USD LIBOR + 1.850%)(b) (f) (h)	3,800,000	3,811,240
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (f)	416,350	419,626
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (b) (f)	1,459,163	1,468,640
COLT 2019-2 Mortgage Loan Trust, 3.337%, 05/25/49 (b) (f)	3,352,925	3,410,636
CSMC Trust, 3.500%, 06/25/47 (b) (f)	2,550,000	2,653,979
GS Mortgage-Backed Securities Trust, 3.110%, 07/25/44 (b) (f)	2,737,898	2,659,556
JP Morgan Mortgage Trust
3.368%, 10/25/46 (b) (f)	307,889	300,281
3.407%, 06/25/29 (b) (f)	231,662	235,532
3.644%, 05/25/43 (b) (f)	342,967	344,235
4.519%, 11/25/33 (b)	116,527	115,952
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	5,507	5,616
Prudential Home Mortgage Securities
7.670%, 09/28/24 (b) (f)	484	455
7.900%, 04/28/22 (f)	995	981
PSMC Trust, 3.500%, 02/25/48 (b) (f)	3,682,050	3,732,247
Radnor RE 2019-1, Ltd., 3.968%, 02/25/29 (1-Month USD LIBOR + 1.950%)(b) (f) (h)	1,138,000	1,142,811
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,602,000	2,624,246
4.000%, 08/25/56 (b) (f)	1,200,000	1,205,260
Sequoia Mortgage Trust
3.189%, 11/25/30 (b) (f)	624,746	626,608
3.711%, 07/25/45 (b) (f)	446,587	460,898
3.880%, 01/25/45 (b) (f)	370,904	380,049

See accompanying notes to investments in securities.

Structured Asset Mortgage Investments, Inc, 0.778%, 05/02/30 (b)	$10,138	$1,091
WinWater Mortgage Loan Trust 2015-4, 3.764%, 06/20/45 (b) (f)	2,870,261	2,994,758
		31,012,750

Commercial Mortgage-Backed Securities (6.3%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.325%, 08/15/46 (b) (f)	1,350,000	1,593,478
BB-UBS Trust, 4.160%, 11/05/36 (b) (f)	1,000,000	1,037,245
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	545,188
Citigroup Commercial Mortgage Trust 2018-TBR, 2.858%, 12/15/36 (1-Month USD LIBOR + 0.830%)(b) (f)	4,000,000	3,989,977
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	409,295
Hometown Commercial Mortgage, 6.057%, 06/11/39 (f)	28,292	13,855
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	199,785	199,428
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,090,419
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	244,515
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	700,000	718,578
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,500,000	2,589,810
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,780,153
3.724%, 06/15/50	5,500,000	5,876,194
4.061%, 12/15/50 (b)	1,505,000	1,647,592
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,487,751
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,705,000	2,755,235
3.184%, 04/15/50	1,544,000	1,613,816
3.637%, 06/15/48	1,905,000	2,039,534
		31,632,063
Total other mortgage-backed securities (cost: $61,433,738)		62,644,813

Corporate Obligations (39.6%)
Communications (2.4%)
Media (0.8%)
NBCUniversal Media LLC, 4.375%, 04/01/21	4,000,000	4,141,179

Telecommunication (1.6%)
AT&T, Inc., 5.250%, 03/01/37	3,350,000	3,942,664
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	2,375,000	2,399,443
Verizon Communications, Inc., 3.258%, 05/15/25 (3-Month USD LIBOR + 1.100%)(b)	1,500,000	1,523,184
		7,865,291
Consumer Cyclical (3.1%)
Airlines (0.8%)
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (f)	1,460,000	1,490,141
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,515,000	1,517,499
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,103,312	1,150,379
		4,158,019

Auto/Truck Parts & Equipment-Original (2.3%)
Ford Motor Credit Co. LLC
2.459%, 03/27/20	1,325,000	1,323,434
5.750%, 02/01/21	2,190,000	2,264,055
5.875%, 08/02/21	1,045,000	1,094,585
General Motors Financial Co., Inc.
3.161%, 04/09/21 (3-Month USD LIBOR + 0.850%)(b)	1,650,000	1,648,974
4.200%, 11/06/21	3,250,000	3,352,880
Lear Corp., 5.250%, 01/15/25	1,915,000	1,978,103
		11,662,031

Consumer, Non-cyclical (2.9%)
Agricultural Products (0.6%)
Altria Group, Inc.,
5.800%, 02/14/39	955,000	1,106,030
5.950%, 02/14/49	1,875,000	2,204,913
		3,310,943

Beverages (0.3%)
Bacardi, Ltd., 5.300%, 05/15/48 (f) (h)	1,325,000	1,517,970

Drugstore Chains (0.9%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	1,009,437	1,074,489
5.880%, 01/10/28	351,046	390,204

See accompanying notes to investments in securities.

6.036%, 12/10/28	$2,111,737	$2,375,501
6.943%, 01/10/30	535,796	632,842
		4,473,036

Health Care Products (0.8%)
Boston Scientific Corp., 4.700%, 03/01/49	3,125,000	3,810,774

Pharmaceuticals (0.3%)
McKesson Corp., 3.650%, 11/30/20	1,275,000	1,295,747

Energy (5.2%)
Oil & Gas (0.6%)
Occidental Petroleum Corp., 3.437%, 08/13/21 (3-Month USD LIBOR + 1.250%)(b)	2,960,000	2,977,743

Oil, Gas & Consumable Fuels (0.5%)
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,582,438

Pipelines (4.1%)
Boardwalk Pipelines L.P., 4.800%, 05/03/29	2,375,000	2,522,310
Cheniere Energy Partners L.P., 5.250%, 10/01/25	2,000,000	2,075,000
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	932,799
Enterprise Products Operating LLC, 4.909%, 06/01/67 (3-Month USD LIBOR + 2.778%)(b)	2,180,000	2,019,092
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	945,748
MPLX L.P.
3.202%, 09/09/22 (3-Month USD LIBOR + 1.100%)(b)	2,230,000	2,237,036
5.250%, 01/15/25 (f)	2,450,000	2,586,123
5.500%, 02/15/49	1,700,000	1,971,518
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,619,834
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,561,603
		20,471,063

Financial (13.1%)
Banks (8.8%)
Bank of America Corp., 3.974%, 02/07/30 (b)	4,040,000	4,414,968
Barclays PLC, 3.963%, 01/10/23 (3-Month USD LIBOR + 1.630%)(b) (h)	3,300,000	3,313,007
BBVA USA,
3.500%, 06/11/21	850,000	864,057
3.875%, 04/10/25	2,500,000	2,603,302
Citibank NA, 2.736%, 05/20/22 (3-Month USD LIBOR +0.600%) (b)	3,650,000	3,655,914
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,614,585
Citizens Bank NA/Providence, 3.054%, 03/29/23 (3-Month USD LIBOR + 0.950%)(b)	3,150,000	3,168,811
Discover Bank
3.450%, 07/27/26	1,900,000	1,959,186
4.650%, 09/13/28	2,300,000	2,561,658
8.700%, 11/18/19	322,000	324,490
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.060%)(b) (h)	1,875,000	1,908,734
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%)(b)	1,500,000	1,581,695
5.638%, 01/01/20 (3-Month USD LIBOR + 3.320%)(b)	1,700,000	1,700,000
5.736%, 10/30/19 (3-Month USD LIBOR + 3.470%)(b)	1,076,000	1,081,043
Morgan Stanley
3.125%, 07/27/26	800,000	824,485
5.500%, 07/28/21	740,000	785,231
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,765,475
SunTrust Bank, 2.714%, 05/17/22 (3-Month USD LIBOR + 0.590%) (b)	2,850,000	2,857,159
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,594,706
The Goldman Sachs Group, Inc., 3.036%, 10/31/22 (b)	1,050,000	1,053,081
US Bancorp
3.000%, 07/30/29	765,000	788,353
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%)(b)	800,000	857,360
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,129,687
Zions Bancorp NA, 3.500%, 08/27/21	650,000	664,195
		44,071,182

Diversified Financial Services (1.3%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,082,554
DY7 Leasing LLC, 2.578%, 12/10/25	130,208	132,763
Export Leasing 2009 LLC, 1.859%, 08/28/21	52,001	52,025
Helios Leasing I LLC
1.825%, 05/16/25	76,036	75,729
2.018%, 05/29/24	110,413	110,598
Pine Street Trust I, 4.572%, 02/15/29 (f)	1,450,000	1,550,761

See accompanying notes to investments in securities.

The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%)(b)	$2,200,000	$2,244,000
Union 16 Leasing LLC, 1.863%, 01/22/25	121,099	120,874
		6,369,304

Insurance (2.0%)
AXA Equitable Holdings, Inc., 5.000%, 04/20/48	2,270,000	2,446,860
Reinsurance Group of America, Inc., 3.900%, 05/15/29	1,300,000	1,383,210
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,500,000	2,835,027
Unum Group
4.000%, 06/15/29	1,050,000	1,091,416
5.750%, 08/15/42	1,975,000	2,320,054
		10,076,567

Real Estate Investment Trust — Health Care (0.5%)
Ventas Realty L.P., 3.100%, 01/15/23	2,500,000	2,563,559

Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 3.148%, 08/16/21 (3-Month USD LIBOR + 0.980%)(b)	2,000,000	2,000,336

Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	400,000	432,517

Health Care (1.0%)
Health Care Providers & Services (0.6%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,746,476
Sinai Health System, 3.034%, 01/20/36	1,345,000	1,426,280
		3,172,756

Medical Products/Supplies (0.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	1,985,000	2,031,975

Industrials (1.1%)
Electrical Equipment (0.3%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,500,281

Machinery (0.4%)
Wabtec Corp., 3.419%, 09/15/21 (3-Month USD LIBOR + 1.300%)(b)	1,925,000	1,925,056

Transportation (0.4%)
AP Moller - Maersk AS, 4.500%, 06/20/29 (f) (h)	2,075,000	2,190,974

Technology (1.2%)
Computers (1.2%)
Dell International LLC / EMC Corp.
5.300%, 10/01/29 (f)	1,475,000	1,608,125
5.450%, 06/15/23 (f)	1,790,000	1,948,019
International Business Machines Corp., 2.800%, 05/13/21	2,280,000	2,310,529
		5,866,673

Transportation (3.8%)
Airlines (3.8%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,600,000	2,616,120
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (h)	2,063,640	2,103,830
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	436,595	454,055
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	1,179,425	1,206,315
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	842,449	856,686
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,374,387	1,388,543
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	1,054,313	1,120,546
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (f)	114,985	116,515
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,135,531	1,140,754
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	587,825	595,350
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	314,403	318,270
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,349,373	1,443,002
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,904,871	1,938,778
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	444,248	457,220
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,723,223	1,776,126
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,249,343	1,315,033
		18,847,143

Utilities (5.8%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,249,383

See accompanying notes to investments in securities.

Electric Utilities (4.6%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26 (i)	$1,125,000	$1,158,956
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,141,067
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,960,195
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,537,767
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	2,540,086
IPALCO Enterprises, Inc.
3.450%, 07/15/20	1,400,000	1,408,069
3.700%, 09/01/24	1,175,000	1,216,704
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,107,492
Mississippi Power Co., 2.750%, 03/27/20 (3-Month USD LIBOR + 0.650%)(b)	700,000	700,268
PPL Capital Funding, Inc., 4.769%, 03/30/67 (3-Month USD LIBOR + 2.665%)(b)	2,175,000	1,922,995
Public Service Enterprise Group, Inc., 2.875%, 06/15/24	2,400,000	2,462,418
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,708,445
Vistra Operations Co. LLC, 3.550%, 07/15/24 (f)	1,175,000	1,182,799
		23,047,261

Gas Utilities (0.7%)
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,767,124
4.400%, 05/30/47	775,000	874,706
		3,641,830
Total corporate obligations (cost: $189,730,930)		198,253,031
Total long-term debt securities (cost: $478,721,605)		496,386,068

	Shares	Value(a)
Short-Term Securities (3.1%)
Investment Companies (3.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880% (j)	15,704,794	15,704,794
Total short-term securities (cost: $15,704,794)		15,704,794
Total investments in securities (cost: $494,426,399) (k)		512,090,862
Liabilities in excess of cash and other assets (-2.2%)		(11,173,983)
Total net assets (100.0%)		$500,916,879

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Variable rate security.

(c)     Security is issued on a when-issued or forward commitment basis. As of September 30, 2019 the total cost of investments issued on a when-issued or forward commitment basis was $13,580,482.

(d)    Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)     Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2019, securities with an aggregate market value of $793,629 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	December 2019	232	Long	$27,833,311	$27,642,438	$(190,873)
10 Year U.S. Ultra	December 2019	156	Short	(22,561,097)	(22,215,375)	345,722
U.S. Long Bond	December 2019	269	Long	44,581,136	43,662,062	(919,074)
U.S. Ultra Bond	December 2019	63	Short	(12,466,452)	(12,090,094)	376,358
					$36,999,031	$(387,867)

(f)      Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)     These securities are being fair-valued according to procedures approved by the Board of Trustees.

(h)    Foreign security: The Fund held 4.1% of net assets in foreign securities at September 30, 2019.

(i)        Step rate security.

(j)       All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2019.

See accompanying notes to investments in securities.

(k)    At September 30, 2019 the cost of investments for federal income tax purposes was $494,205,191. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$19,749,804
Gross unrealized depreciation	(2,252,000)
Net unrealized appreciation	$17,497,804

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (35.0%)
Government Obligations (3.2%)
U.S. Government Agencies and Obligations (3.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.2%)
3.000%, 09/01/43	$127,507	$131,457
3.500%, 10/01/44	212,655	222,080
3.500%, 11/01/44	209,116	218,320
3.500%, 12/01/44	220,076	229,631
		801,488
Federal National Mortgage Association (FNMA) (0.1%)
3.000%, 04/01/43	201,446	207,575
3.000%, 05/01/43	82,735	85,253
3.000%, 06/01/43	256,295	264,090
3.500%, 08/01/42	107,308	112,693
3.500%, 02/01/43	119,327	126,446
		796,057
U.S. Treasury (2.9%)
U.S. Treasury Note, 2.625%, 12/15/21	15,000,000	15,330,469
Total government obligations (cost: $16,495,851)		16,928,014

Other Mortgage-Backed Securities (0.5%)
Commercial Mortgage-Backed Securities (0.5%)
Commercial Mortgage Pass Through Certificates, 3.584%, 05/15/62	1,500,000	1,637,922
CSMC Mortgage Trust, 4.276%, 11/15/37 (b) (c)	1,000,000	1,087,541
Total other mortgage-backed securities (cost: $2,551,678)		2,725,463

Corporate Obligations (31.3%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (d)	1,000,000	1,016,199

Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (d)	122,000	124,448

Communications (2.1%)
Cable/Satellite TV (0.4%)
Comcast Corp.
4.200%, 08/15/34 (e)	500,000	571,429
4.650%, 07/15/42 (e)	250,000	298,334
6.400%, 05/15/38	1,000,000	1,416,161
		2,285,924
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.350%, 06/15/45	250,000	262,714
4.500%, 05/15/35	1,000,000	1,097,191
4.850%, 07/15/45	1,000,000	1,115,418
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,238,062
		3,713,385
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,150,527

Media (0.2%)
CBS Corp.
3.500%, 01/15/25	750,000	779,790
4.000%, 01/15/26	250,000	266,484
		1,046,274
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (b)	1,000,000	1,046,973
Vodafone Group PLC, 4.125%, 05/30/25 (d)	500,000	539,873
		1,586,846

See accompanying notes to investments in securities.

Telephone — Integrated (0.2%)
AT&T, Inc., 4.100%, 02/15/28	$803,000	$868,073

Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (d)	250,000	266,583

Consumer Cyclical (0.8%)
Auto/Truck Parts & Equipment — Original (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (b)	575,000	583,826

Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,031,577

Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,056,901

Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,035,556
Target Corp., 3.500%, 07/01/24 (e)	750,000	803,546
		1,839,102
Consumer Staples (1.1%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (e)	500,000	525,854

Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (b)	750,000	779,197

Food Products (0.4%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	1,105,784
General Mills, Inc., 4.150%, 02/15/43	1,000,000	1,063,274
		2,169,058
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,149,667

Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,189,555

Consumer, Non-cyclical (1.5%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,119,761

Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	275,455

Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	815,624
4.750%, 11/30/36	1,000,000	1,222,717
4.750%, 04/15/43	250,000	308,514
		2,346,855
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	163,352	192,940

Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	1,139,874
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,192,763
		2,332,637
Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24 (e)	500,000	531,408
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (b) (d)	1,000,000	1,170,595
		1,702,003
Energy (3.7%)
Oil & Gas (0.8%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,025,782
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,129,504
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,018,165
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	1,085,511
		4,258,962

See accompanying notes to investments in securities.

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp., 3.250%, 04/15/22	$74,000	$75,334
Chevron Corp., 3.191%, 06/24/23 (e)	250,000	260,641
EOG Resources, Inc., 2.625%, 03/15/23	250,000	254,819
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	785,404
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,048,313
Phillips 66, 4.650%, 11/15/34	1,000,000	1,154,769
Total Capital International SA, 3.750%, 04/10/24 (d)	750,000	803,387
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,058,097
		5,440,764
Pipelines (1.9%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,077,788
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	1,032,951
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	298,840
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (b)	1,000,000	1,076,582
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	861,321
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	1,049,135
MPLX L.P., 5.250%, 01/15/25 (b)	500,000	527,780
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	258,945
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (b)	1,500,000	1,661,112
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,052,841
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	516,443
4.300%, 03/04/24	500,000	531,466
		9,945,204
Financial (10.2%)
Banks (4.3%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	793,612
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,059,732
4.183%, 11/25/27	1,000,000	1,079,516
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%)(c)	1,000,000	1,142,489
5.700%, 01/24/22	250,000	270,648
Barclays Bank PLC, 2.650%, 01/11/21 (d)	1,000,000	1,002,880
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,623,250
4.750%, 07/15/21	250,000	261,027
Citigroup, Inc.
3.300%, 04/27/25	750,000	784,398
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%)(c)	1,000,000	1,087,364
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (d)	600,000	601,602
Discover Bank
3.100%, 06/04/20	1,000,000	1,005,408
4.250%, 03/13/26	500,000	537,810
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,087,788
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	256,105
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,035,459
4.500%, 01/24/22	250,000	263,734
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,026,074
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,010,400
3.800%, 07/25/23	250,000	263,449
4.050%, 07/26/28	1,000,000	1,103,552
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,108,030
Sterling Bancorp, 3.500%, 06/08/20	1,000,000	1,004,027
SunTrust Bank, 2.750%, 05/01/23	250,000	254,421
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,013,741
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,060,372
		22,736,888
Capital Markets (0.4%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,016,068
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%)(c)	1,000,000	1,060,361
		2,076,429
Diversified Financial Services (1.2%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,067,199
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,047,345

See accompanying notes to investments in securities.

Discover Financial Services, 3.750%, 03/04/25	$1,000,000	$1,046,464
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,058,831
Pine Street Trust I, 4.572%, 02/15/29 (b)	1,500,000	1,604,236
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	717,665
		6,541,740
Insurance (1.7%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,086,101
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	549,892
First American Financial Corp., 4.600%, 11/15/24	750,000	801,206
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (b)	750,000	795,232
Manulife Financial Corp., 4.150%, 03/04/26 (d)	750,000	827,363
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,151,770
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (b)	250,000	260,747
Old Republic International Corp., 4.875%, 10/01/24	750,000	821,347
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%)(b) (c)	1,000,000	1,057,930
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	799,855
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,069,066
		9,220,509
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,093,435

Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	998,126

Real Estate Investment Trust — Health Care (0.9%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,045,602
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,046,877
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,068,751
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,635,444
		4,796,674
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	565,456

Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	810,970

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	263,786

Real Estate Investment Trust — Single Tenant (0.2%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	773,271
Tanger Properties L.P., 3.875%, 12/01/23	500,000	514,784
		1,288,055
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	533,146

Specialized REITs (0.6%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,039,990
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,045,677
Goodman US Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	546,756
HCP, Inc., 4.250%, 11/15/23	250,000	266,879
		2,899,302
Health Care (2.1%)
Biotechnology (0.2%)
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,079,399

Health Care Providers & Services (0.7%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	979,659
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,079,467
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	263,558
UnitedHealth Group, Inc.
2.750%, 02/15/23 (e)	250,000	254,925
3.750%, 07/15/25 (e)	1,000,000	1,075,227
		3,652,836
Pharmaceuticals (1.2%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,040,086
Allergan Funding SCS, 3.800%, 03/15/25 (d)	670,000	701,576
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	522,539
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,033,744

See accompanying notes to investments in securities.

Eli Lilly & Co., 3.950%, 05/15/47	$1,000,000	$1,153,037
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,358,536
Mylan, Inc., 4.200%, 11/29/23	500,000	523,667
		6,333,185
Industrials (4.3%)
Aerospace & Defense (1.0%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,069,904
Harris Corp., 3.832%, 04/27/25	1,000,000	1,067,956
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	527,307
United Technologies Corp.
4.050%, 05/04/47	1,000,000	1,148,972
4.125%, 11/16/28	1,500,000	1,697,079
		5,511,218
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,024,553

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	1,054,035

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28 (b)	1,000,000	1,089,783

Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (d)	1,000,000	1,076,936

Electronic Parts Distributions (0.3%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,530,911

Environmental Control (0.4%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,106,477
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,102,770
		2,209,247
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,049,817

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,029,278
3.750%, 11/24/23 (e)	750,000	799,987
		1,829,265
Miscellaneous Manufacturing (0.5%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,043,462
Textron, Inc.
3.875%, 03/01/25	750,000	791,684
4.300%, 03/01/24	500,000	534,592
		2,369,738
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	272,489

Transportation (0.3%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	373,247
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (b)	1,000,000	1,052,327
		1,425,574
Trucking & Leasing (0.4%)
GATX Corp.
3.250%, 03/30/25	1,000,000	1,019,557
4.550%, 11/07/28	1,000,000	1,104,601
		2,124,158
Information Technology (1.3%)
Communications Equipment (0.3%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	536,911
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,178,080
		1,714,991
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (e)	1,000,000	1,210,594

See accompanying notes to investments in securities.

Interactive Media & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	$750,000	$780,044

IT Services (0.2%)
Total System Services, Inc., 4.800%, 04/01/26	750,000	833,286

Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,069,007
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,088,711
		2,157,718
Materials (0.8%)
Chemicals (0.6%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	782,235
The Mosaic Co., 5.450%, 11/15/33	200,000	226,455
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,068,433
Yara International ASA, 4.750%, 06/01/28 (b) (d)	1,000,000	1,089,474
		3,166,597
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,074,336

Transportation (0.5%)
Airlines (0.3%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	834,239	884,293
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (b)	734,213	777,972
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	188,162	203,234
		1,865,499
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	532,833
Union Pacific Corp., 3.750%, 03/15/24	500,000	530,169
		1,063,002
Utilities (2.7%)
Electric Utilities (1.3%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,086,235
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,162,765
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,060,511
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	258,692
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,079,562
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	829,972
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,126,451
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	257,302
		6,861,490
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	265,444

Gas Utilities (0.8%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,060,980
ONEOK, Inc.
4.000%, 07/13/27	500,000	523,255
4.350%, 03/15/29	1,500,000	1,604,616
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	1,052,625
		4,241,476
Multi-Utilities (0.2%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	260,550
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,089,367
		1,349,917
Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,070,037
Aquarion Co., 4.000%, 08/15/24 (b)	500,000	529,811
		1,599,848
Total corporate obligations (cost: $154,050,915)		165,639,479
Total long-term debt securities (cost: $173,098,444)		185,292,956

See accompanying notes to investments in securities.

	Shares	Value(a)
Mutual Funds (37.0%)
Investment Companies (37.0%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	$5,672,860
SFT Index 500 Fund (f)	14,224,618	173,634,492
SPDR S&P 500 ETF Trust (e)	36,170	10,734,171
Vanguard S&P 500 ETF	20,175	5,499,705
Total mutual funds (cost: $123,653,387)		195,541,228

Short-Term Securities (26.2%)
Investment Companies (25.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	136,075,298	136,075,298

U.S. Government Obligations (0.5%)
U.S. Treasury Note, current rate 2.000%	2,500,000	2,500,684
Total short-term securities (cost: $138,571,043)		138,575,982
Total investments excluding purchase options (98.2%) (cost: $435,322,874)		519,410,166
Total purchased options outstanding (0.1%) (cost: $384,953)		339,090
Total investments in securities (cost: $435,707,827) (g)		519,749,256
Cash and other assets in excess of liabilities (1.7%)		9,100,963
Total net assets (100.0%)		$528,850,219

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(c)	Variable rate security.
(d)	Foreign security: The Fund held 1.7% of net assets in foreign securities at September 30, 2019.
(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2019, securities with an aggregate market value of $16,006,645 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2019	1,337	Long	$199,781,094	$199,112,725	$(668,369)

(f)	Affiliated security.
(g)	At September 30, 2019 the cost of investments for federal income tax purposes was $434,969,809. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$84,081,489
Gross unrealized depreciation	(19,806)
Net unrealized appreciation	$84,061,683

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,870	October 2019	267	$26,700	$339,090

Put Options Written:

The Fund had the following put options written open at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,680	October 2019	267	$(56,593)	$(49,395)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.2%)
Communication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,940	$282,252

Consumer Discretionary (13.8%)
Auto Components (1.0%)
Adient PLC (b)	9,772	224,365
Dana, Inc.	16,153	233,249
Delphi Technologies PLC (b)	9,777	131,012
Gentex Corp.	28,596	787,391
The Goodyear Tire & Rubber Co.	26,098	375,942
Visteon Corp. (c)	3,137	258,928
		2,010,887
Automobiles (0.2%)
Thor Industries, Inc.	6,090	344,938

Distributors (0.4%)
Pool Corp.	4,480	903,616

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc. (c)	6,164	234,787
Graham Holdings Co. - Class B	458	303,860
Service Corp. International/US	20,468	978,575
Sotheby’s (c)	3,663	208,717
WW International, Inc. (c)	5,212	197,118
		1,923,057
Hotels, Restaurants & Leisure (3.9%)
Boyd Gaming Corp.	8,981	215,095
Brinker International, Inc.	4,209	179,598
Caesars Entertainment Corp. (c)	62,380	727,351
Churchill Downs, Inc.	3,999	493,697
Cracker Barrel Old Country Store, Inc.	2,655	431,836
Domino’s Pizza, Inc.	4,628	1,131,962
Dunkin’ Brands Group, Inc.	9,284	736,778
Eldorado Resorts, Inc. (c)	7,332	292,327
International Speedway Corp. - Class A	2,665	119,952
Jack in the Box, Inc.	2,844	259,145
Marriott Vacations Worldwide Corp.	4,348	450,496
Papa John’s International, Inc.	2,449	128,205
Penn National Gaming, Inc. (c)	12,225	227,691
Scientific Games Corp. - Class A (c)	6,063	123,382
Six Flags Entertainment Corp.	8,805	447,206
Texas Roadhouse, Inc.	7,340	385,497
The Cheesecake Factory, Inc.	4,608	192,061
The Wendy’s Co.	20,706	413,706
Wyndham Destinations, Inc.	10,351	476,353
Wyndham Hotels & Resorts, Inc.	10,823	559,982
		7,992,320
Household Durables (1.0%)
Helen of Troy, Ltd. (b) (c)	2,812	443,340
KB Home	9,598	326,332
Tempur Sealy International, Inc. (c)	5,167	398,892
Toll Brothers, Inc.	14,501	595,266
TRI Pointe Group, Inc. (c)	15,967	240,144
		2,003,974
Internet & Catalog Retail (0.7%)
Etsy, Inc. (c)	13,520	763,880
GrubHub, Inc.	10,253	576,321
		1,340,201
Leisure Equipment & Products (0.7%)
Brunswick Corp.	9,621	501,447
Mattel, Inc. (c)	38,783	441,738

See accompanying notes to investments in securities.

Polaris, Inc.	6,448	$567,488
		1,510,673
Media (2.0%)
AMC Networks, Inc. - Class A (c)	4,956	243,637
Cable One, Inc.	528	662,482
Cinemark Holdings, Inc.	11,965	462,328
John Wiley & Sons, Inc. - Class A	4,942	217,151
Live Nation Entertainment, Inc. (c)	15,609	1,035,501
Meredith Corp.	4,497	164,860
TEGNA, Inc.	24,317	377,643
The New York Times Co. - Class A	16,132	459,439
World Wrestling Entertainment, Inc. - Class A	5,338	379,799
		4,002,840
Multiline Retail (0.2%)
Dillard’s, Inc. - Class A	1,146	75,762
Ollie’s Bargain Outlet Holdings, Inc. (c)	6,061	355,417
		431,179
Specialty Retail (2.1%)
Aaron’s, Inc.	7,581	487,155
American Eagle Outfitters, Inc.	17,826	289,138
AutoNation, Inc. (c)	6,547	331,933
Bed Bath & Beyond, Inc.	14,341	152,588
Dick’s Sporting Goods, Inc.	7,395	301,790
Five Below, Inc. (c)	6,248	787,873
Foot Locker, Inc.	12,313	531,429
Murphy USA, Inc. (c)	3,364	286,949
Sally Beauty Holdings, Inc. (c)	13,529	201,447
Urban Outfitters, Inc. (c)	7,884	221,462
Williams-Sonoma, Inc.	8,777	596,660
		4,188,424
Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,021	457,965
Deckers Outdoor Corp. (c)	3,241	477,594
Skechers U.S.A., Inc. - Class A (c)	15,012	560,698
		1,496,257
Consumer Staples (2.6%)
Beverages (0.2%)
The Boston Beer Co., Inc. - Class A (c)	1,030	375,002

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,126	664,946
Sprouts Farmers Market, Inc. (c)	13,257	256,391
		921,337
Food Products (1.5%)
Flowers Foods, Inc.	21,604	499,701
Ingredion, Inc.	7,489	612,151
Lancaster Colony Corp.	2,157	299,068
Post Holdings, Inc. (c)	7,666	811,369
Sanderson Farms, Inc.	2,118	320,517
The Hain Celestial Group, Inc. (c)	9,007	193,425
Tootsie Roll Industries, Inc.	1,893	70,306
TreeHouse Foods, Inc. (c)	6,308	349,779
		3,156,316
Household Products (0.2%)
Energizer Holdings, Inc.	7,192	313,427

Personal Products (0.2%)
Edgewell Personal Care Co. (c)	6,079	197,507
Nu Skin Enterprises, Inc. - Class A	6,234	265,132
		462,639
Energy (2.1%)
Energy Equipment & Services (0.6%)
Apergy Corp. (c)	8,694	235,173
Core Laboratories NV (b)	4,979	232,121
Oceaneering International, Inc. (c)	11,104	150,459

See accompanying notes to investments in securities.

Patterson-UTI Energy, Inc.	22,741	$194,436
Transocean, Ltd. (b) (c)	64,549	288,534
		1,100,723
Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Corp.	29,013	214,696
Chesapeake Energy Corp. (c)	126,583	178,482
CNX Resources Corp. (c)	21,052	152,838
EQT Corp.	28,677	305,123
Equitrans Midstream Corp.	22,900	333,195
Matador Resources Co. (c)	12,307	203,435
Murphy Oil Corp.	17,300	382,503
Oasis Petroleum, Inc. (c)	32,514	112,498
PBF Energy, Inc. - Class A	11,438	310,999
Southwestern Energy Co. (c)	60,758	117,263
World Fuel Services Corp.	7,338	293,080
WPX Energy, Inc. (c)	47,410	502,072
		3,106,184
Financial (16.2%)
Capital Markets (2.4%)
Eaton Vance Corp.	12,688	570,072
Evercore, Inc. - Class A	4,475	358,448
Factset Research Systems, Inc.	4,293	1,043,070
Federated Investors, Inc. - Class B	10,789	349,671
Interactive Brokers Group, Inc. - Class A	8,614	463,261
Janus Henderson Group PLC (b)	17,853	400,978
Legg Mason, Inc.	9,152	349,515
SEI Investments Co.	14,239	843,732
Stifel Financial Corp.	7,810	448,138
		4,826,885
Commercial Banks (6.6%)
Associated Banc-Corp.	18,201	368,570
BancorpSouth Bank	10,509	311,172
Bank of Hawaii Corp.	4,559	391,755
Bank OZK	13,568	369,999
Cathay General Bancorp	8,510	295,595
Commerce Bancshares, Inc.	11,086	672,366
Cullen/Frost Bankers, Inc.	6,399	566,631
East West Bancorp, Inc.	16,336	723,521
First Financial Bankshares, Inc.	15,243	508,049
First Horizon National Corp.	35,073	568,183
FNB Corp.	36,464	420,430
Fulton Financial Corp.	18,662	301,951
Hancock Whitney Corp.	10,181	389,881
Home BancShares, Inc.	17,481	328,555
International Bancshares Corp.	6,485	250,451
PacWest Bancorp	13,267	482,123
Pinnacle Financial Partners, Inc.	8,118	460,697
Prosperity Bancshares, Inc.	7,727	545,758
Signature Bank	6,143	732,368
Sterling Bancorp	23,031	462,002
Synovus Financial Corp.	17,321	619,399
TCF Financial Corp.	17,227	655,832
Texas Capital Bancshares, Inc. (c)	5,645	308,499
Trustmark Corp.	7,228	246,547
UMB Financial Corp.	4,846	312,955
Umpqua Holdings Corp.	24,715	406,809
United Bankshares, Inc.	11,434	433,006
Valley National Bancorp	37,241	404,810
Webster Financial Corp.	10,344	484,823
Wintrust Financial Corp.	6,362	411,176
		13,433,913
Consumer Finance (0.6%)
FirstCash, Inc.	4,822	442,032
Green Dot Corp. - Class A (c)	5,351	135,113
Navient Corp.	22,766	291,405
SLM Corp.	47,881	422,550
		1,291,100

See accompanying notes to investments in securities.

Diversified Financial Services (0.3%)
Jefferies Financial Group, Inc.	28,310	$520,904

Diversified REITs (0.2%)
PS Business Parks, Inc.	2,210	402,109

Insurance (5.5%)
Alleghany Corp. (c) (d)	1,582	1,262,056
American Financial Group, Inc.	8,379	903,675
Brighthouse Financial, Inc. (c)	12,504	506,037
Brown & Brown, Inc.	26,203	944,880
CNO Financial Group, Inc.	17,508	277,152
First American Financial Corp.	12,582	742,464
Genworth Financial, Inc. - Class A (c)	56,492	248,565
Kemper Corp.	7,028	547,832
Mercury General Corp.	3,020	168,757
Old Republic International Corp.	31,989	753,981
Primerica, Inc.	4,700	597,981
Reinsurance Group of America, Inc.	7,044	1,126,195
RenaissanceRe Holdings, Ltd. (b)	4,956	958,738
Selective Insurance Group, Inc.	6,663	500,991
The Hanover Insurance Group, Inc.	4,439	601,662
WR Berkley Corp.	16,242	1,173,160
		11,314,126
Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (c)	810	251,448
New York Community Bancorp, Inc.	52,457	658,336
Washington Federal, Inc.	8,912	329,655
		1,239,439
Health Care (9.3%)
Biotechnology (0.8%)
Exelixis, Inc. (c)	33,998	601,255
Ligand Pharmaceuticals, Inc. (c)	2,133	212,319
Repligen Corp.	5,205	399,171
United Therapeutics Corp. (c)	4,921	392,450
		1,605,195
Health Care Equipment & Supplies (3.9%)
Avanos Medical, Inc. (c)	5,355	200,598
Cantel Medical Corp.	4,125	308,550
Globus Medical, Inc. - Class A (c)	8,603	439,785
Haemonetics Corp. (c)	5,698	718,746
Hill-Rom Holdings, Inc.	7,499	789,120
ICU Medical, Inc. (c)	2,157	344,257
Integra LifeSciences Holdings Corp. (c)	7,968	478,638
LivaNova PLC (b) (c)	5,431	400,754
Masimo Corp. (c)	5,506	819,238
NuVasive, Inc. (c)	5,841	370,203
Penumbra, Inc. (c)	3,592	483,088
STERIS PLC (b)	9,505	1,373,377
West Pharmaceutical Services, Inc.	8,277	1,173,844
		7,900,198
Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc. (c)	9,936	308,811
Amedisys, Inc. (c)	3,611	473,077
Chemed Corp.	1,756	733,253
Covetrus, Inc. (c)	10,934	130,005
Encompass Health Corp	11,072	700,636
HealthEquity, Inc. (c)	7,926	452,931
Mednax, Inc. (c)	9,452	213,804
Molina Healthcare, Inc. (c)	7,038	772,210
Patterson Cos., Inc.	9,640	171,785
Tenet Healthcare Corp. (c)	11,611	256,835
		4,213,347
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (c)	18,705	205,381
Medidata Solutions, Inc. (c)	6,988	639,402
		844,783

See accompanying notes to investments in securities.

Life Sciences Tools & Services (1.7%)
Bio-Rad Laboratories, Inc. - Class A (c)	2,412	$802,569
Bio-Techne Corp.	4,272	835,902
Charles River Laboratories International, Inc. (c)	5,478	725,123
PRA Health Sciences, Inc. (c)	7,048	699,373
Syneos Health, Inc. (c)	6,969	370,820
		3,433,787
Pharmaceuticals (0.5%)
Catalent, Inc. (c)	16,390	781,147
Prestige Consumer Healthcare, Inc. (c)	5,639	195,617
		976,764
Industrials (15.5%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc. (c)	6,650	377,587
Curtiss-Wright Corp.	4,796	620,459
Teledyne Technologies, Inc. (c)	4,083	1,314,685
		2,312,731
Air Freight & Logistics (0.4%)
XPO Logistics, Inc. (c)	10,346	740,463

Airlines (0.3%)
JetBlue Airways Corp. (c)	33,253	556,988

Building Products (1.2%)
Lennox International, Inc.	3,955	960,946
Owens Corning	12,211	771,735
Resideo Technologies, Inc. (c)	13,780	197,743
Trex Co., Inc. (c)	6,557	596,228
		2,526,652
Commercial Services & Supplies (1.8%)
Clean Harbors, Inc. (c)	5,768	445,290
Deluxe Corp.	4,818	236,853
Healthcare Services Group, Inc.	8,318	202,044
Herman Miller, Inc.	6,628	305,485
HNI Corp.	4,812	170,826
KAR Auction Services, Inc.	14,981	367,784
MSA Safety, Inc.	3,968	432,948
Stericycle, Inc. (c)	10,227	520,861
Tetra Tech, Inc.	6,133	532,099
The Brink’s Co.	5,611	465,432
		3,679,622
Construction & Engineering (1.5%)
AECOM (c)	17,703	664,925
Dycom Industries, Inc. (c)	3,510	179,185
EMCOR Group, Inc.	6,300	542,556
Fluor Corp.	15,705	300,437
Granite Construction, Inc.	5,257	168,907
KBR, Inc.	15,888	389,892
MasTec, Inc. (c)	6,766	439,316
Valmont Industries, Inc.	2,384	330,041
		3,015,259
Electrical Equipment (1.6%)
Acuity Brands, Inc.	4,478	603,590
Belden, Inc.	4,336	231,282
EnerSys	4,768	314,402
Hubbell, Inc.	6,106	802,328
nVent Electric PLC (b)	17,463	384,885
Regal Beloit Corp.	4,706	342,832
Woodward, Inc.	6,316	681,054
		3,360,373
Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	6,353	924,616

Machinery (3.6%)
AGCO Corp.	7,102	537,621
Colfax Corp. (c)	9,377	272,495

See accompanying notes to investments in securities.

Crane Co.	5,719	$461,123
Donaldson Co., Inc.	14,313	745,421
Graco, Inc.	18,722	861,961
ITT, Inc.	9,877	604,374
Kennametal, Inc.	9,255	284,499
Lincoln Electric Holdings, Inc.	6,934	601,594
Nordson Corp.	5,742	839,825
Oshkosh Corp.	7,676	581,841
Terex Corp.	7,295	189,451
The Timken Co.	7,681	334,200
The Toro Co.	11,965	877,034
Trinity Industries, Inc.	11,482	225,966
		7,417,405
Marine (0.3%)
Kirby Corp. (c)	6,723	552,362

Professional Services (0.7%)
ASGN, Inc. (c)	5,937	373,200
Insperity, Inc.	4,271	421,206
Manpowergroup, Inc.	6,716	565,756
		1,360,162
Road & Rail (1.8%)
Avis Budget Group, Inc. (c)	6,566	185,555
Genesee & Wyoming, Inc. - Class A (c)	6,354	702,181
Knight-Swift Transportation Holdings, Inc.	13,779	500,178
Landstar System, Inc.	4,448	500,756
Old Dominion Freight Line, Inc.	7,184	1,221,064
Ryder System, Inc.	5,986	309,895
Werner Enterprises, Inc.	4,938	174,311
		3,593,940
Trading Companies & Distributors (0.7%)
GATX Corp.	4,007	310,663
MSC Industrial Direct Co., Inc. - Class A	5,051	366,349
Now, Inc. (c)	12,211	140,060
Watsco, Inc.	3,652	617,845
		1,434,917
Information Technology (14.3%)
Communications Equipment (1.0%)
Ciena Corp. (c)	17,410	682,994
InterDigital, Inc.	3,493	183,278
Lumentum Holdings, Inc. (c)	8,631	462,276
NetScout Systems, Inc. (c)	7,493	172,789
Plantronics, Inc.	3,642	135,919
ViaSat, Inc. (c)	6,467	487,095
		2,124,351
Computers & Peripherals (0.2%)
NCR Corp. (c)	14,283	450,772

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc. (c)	9,331	695,906
Avnet, Inc.	11,630	517,361
Cognex Corp.	19,155	941,085
Coherent, Inc. (c)	2,676	411,355
II-VI, Inc. (c)	9,735	342,769
Jabil , Inc.	15,619	558,692
Littelfuse, Inc.	2,737	485,298
National Instruments Corp.	13,322	559,391
SYNNEX Corp.	4,586	517,759
Tech Data Corp. (c)	3,996	416,543
Trimble, Inc. (c)	28,261	1,096,809
Vishay Intertechnology, Inc.	14,855	251,495
		6,794,463
Interactive Media & Services (0.6%)
j2 Global, Inc.	5,216	473,717
LogMeIn, Inc.	5,548	393,686

See accompanying notes to investments in securities.

Yelp, Inc. (c)	7,254	$252,077
		1,119,480
IT Services (2.4%)
CACI International, Inc. - Class A (c)	2,756	637,353
CoreLogic, Inc. (c)	8,994	416,152
LiveRamp Holdings, Inc. (c)	7,592	326,152
MAXIMUS, Inc.	7,162	553,336
Perspecta, Inc.	15,484	404,442
Sabre Corp.	30,717	687,907
Science Applications International Corp.	5,505	480,862
Teradata Corp. (c)	12,806	396,986
WEX, Inc. (c)	4,857	981,454
		4,884,644
Office Electronics (0.6%)
Zebra Technologies Corp. - Class A (c)	6,074	1,253,491

Semiconductors & Semiconductor Equipment (3.6%)
Cirrus Logic, Inc. (c)	6,525	349,609
Cree, Inc. (c)	12,007	588,343
Cypress Semiconductor Corp.	41,452	967,490
First Solar, Inc. (c)	8,517	494,071
MKS Instruments, Inc.	6,115	564,292
Monolithic Power Systems, Inc.	4,512	702,203
Semtech Corp. (c)	7,467	362,971
Silicon Laboratories, Inc. (c)	4,865	541,718
Synaptics, Inc. (c)	3,693	147,535
Teradyne, Inc.	19,075	1,104,633
Universal Display Corp.	4,758	798,868
Versum Materials, Inc.	12,261	648,975
		7,270,708
Software (2.6%)
ACI Worldwide, Inc. (c)	13,100	410,358
Blackbaud, Inc.	5,519	498,587
CDK Global, Inc.	13,603	654,168
CommVault Systems, Inc. (c)	4,665	208,572
Fair Isaac Corp. (c)	3,243	984,315
Manhattan Associates, Inc. (c)	7,219	582,357
PTC, Inc. (c)	11,635	793,274
Tyler Technologies, Inc. (c)	4,330	1,136,625
		5,268,256
Leisure and Consumer Staples (0.1%)
Food Products (0.1%)
Pilgrim’s Pride Corp. (c)	5,876	188,296

Household Products (0.0%)
Spectrum Brands Holdings, Inc.	708	37,313

Materials (5.8%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	6,793	523,401
Cabot Corp.	6,485	293,900
Ingevity Corp. (c)	4,698	398,578
Minerals Technologies, Inc.	3,935	208,909
NewMarket Corp.	828	390,890
Olin Corp.	18,441	345,216
PolyOne Corp.	8,628	281,704
RPM International, Inc.	14,554	1,001,461
Sensient Technologies Corp.	4,749	326,019
The Chemours Co.	18,349	274,134
The Scotts Miracle-Gro Co.	4,422	450,248
Valvoline, Inc.	21,122	465,318
		4,959,778
Construction Materials (0.2%)
Eagle Materials, Inc.	4,716	424,487

Containers & Packaging (1.0%)
Aptargroup, Inc.	7,188	851,418
Greif, Inc. - Class A	2,947	111,662

See accompanying notes to investments in securities.

Owens-Illinois, Inc.	17,448	$179,191
Silgan Holdings, Inc.	8,735	262,356
Sonoco Products Co.	11,232	653,815
		2,058,442
Metals & Mining (1.9%)
Allegheny Technologies, Inc. (c)	14,151	286,558
Carpenter Technology Corp.	5,349	276,329
Commercial Metals Co.	13,236	230,042
Compass Minerals International, Inc.	3,803	214,832
Reliance Steel & Aluminum Co.	7,481	745,556
Royal Gold, Inc.	7,358	906,579
Steel Dynamics, Inc.	24,649	734,540
United States Steel Corp.	19,164	221,344
Worthington Industries, Inc.	4,159	149,932
		3,765,712
Paper & Forest Products (0.3%)
Domtar Corp.	7,024	251,530
Louisiana-Pacific Corp.	13,874	341,023
		592,553
Real Estate (10.7%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc. (c)	7,622	186,815

Health Care REITs (1.3%)
Healthcare Realty Trust, Inc.	14,506	485,951
Medical Properties Trust, Inc.	50,092	979,800
Omega Healthcare Investors, Inc.	24,306	1,015,748
Senior Housing Properties Trust	26,684	246,960
		2,728,459
Hotels & Resort REITs (0.8%)
Park Hotels & Resorts, Inc.	26,800	669,196
Pebblebrook Hotel Trust	14,662	407,897
Service Properties Trust	18,458	476,032
		1,553,125
Industrial REITs (1.0%)
EastGroup Properties, Inc.	4,179	522,458
First Industrial Realty Trust, Inc.	14,197	561,633
Liberty Property Trust	17,708	908,952
		1,993,043
Office REITs (1.9%)
Corporate Office Properties Trust	12,565	374,186
Cousins Properties, Inc.	16,472	619,182
Douglas Emmett, Inc.	18,490	791,927
Highwoods Properties, Inc.	11,642	523,191
JBG SMITH Properties	13,248	519,454
Kilroy Realty Corp.	10,426	812,081
Mack-Cali Realty Corp.	10,163	220,131
		3,860,152
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,782	804,045

Residential REITs (1.0%)
American Campus Communities, Inc.	15,422	741,490
Camden Property Trust	10,868	1,206,456
		1,947,946
Retail REITs (1.6%)
Brixmor Property Group, Inc.	33,430	678,295
National Retail Properties, Inc.	19,264	1,086,490
Spirit Realty Capital, Inc.	10,068	481,854
Tanger Factory Outlet Centers, Inc.	10,499	162,524
Taubman Centers, Inc.	6,870	280,502
Urban Edge Properties	12,920	255,687
Weingarten Realty Investors	13,575	395,440
		3,340,792

See accompanying notes to investments in securities.

Specialized REITs (2.6%)
CoreCivic, Inc.	13,367	$230,982
CoreSite Realty Corp.	4,140	504,459
CyrusOne, Inc.	12,704	1,004,886
EPR Properties	8,690	667,913
Lamar Advertising Co. - Class A	9,647	790,379
Life Storage, Inc.	5,236	551,927
PotlatchDeltic Corp.	7,541	309,822
Rayonier, Inc.	14,549	410,282
Sabra Health Care REIT, Inc.	21,271	488,382
The GEO Group, Inc.	13,609	235,980
Uniti Group, Inc.	21,678	168,330
		5,363,342
Utilities (4.7%)
Electric Utilities (1.1%)
ALLETE, Inc.	5,797	506,716
Hawaiian Electric Industries, Inc.	12,231	557,856
IDACORP, Inc.	5,656	637,261
PNM Resources, Inc.	8,940	465,595
		2,167,428
Gas Utilities (1.8%)
National Fuel Gas Co.	9,688	454,561
New Jersey Resources Corp.	10,099	456,677
ONE Gas, Inc.	5,919	568,875
Southwest Gas Holdings, Inc. (c)	6,097	555,071
Spire, Inc.	5,702	497,442
UGI Corp.	23,454	1,179,033
		3,711,659
Multi-Utilities (1.3%)
Black Hills Corp.	6,853	525,831
MDU Resources Group, Inc.	22,342	629,821
NorthWestern Corp.	5,661	424,858
OGE Energy Corp.	22,468	1,019,598
		2,600,108
Water Utilities (0.5%)
Aqua America, Inc.	24,219	1,085,738
Total common stocks (cost: $146,794,728)		193,879,684
Short-Term Securities (4.8%)
Investment Companies (4.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	9,762,829	9,762,829
Total short-term securities (cost: $9,762,829)		9,762,829
Total investments in securities (cost: $156,557,557) (e)		203,642,513
Cash and other assets in excess of liabilities (0.0%)		49,597
Total net assets (100.0%)		$203,692,110

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 2.4% of net assets in foreign securities at September 30, 2019.
(c)	Non-income producing security.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2019, securities with an aggregate market value of $1,048,257 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Future	December 2019	50	Long	$9,791,237	$9,690,000	$(101,237)

(e)	At September 30, 2019 the cost of investments for federal income tax purposes was $156,713,394. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$61,409,299
Gross unrealized depreciation	(14,581,417)
Net unrealized appreciation	$46,827,882

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Communication Services (2.3%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	265,327	$10,039,974
CenturyLink, Inc.	35,646	444,862
Verizon Communications, Inc.	150,184	9,065,106
		19,549,942
Media (0.1%)
Fox Corp. - Class A	12,838	404,846
Fox Corp. - Class B (b)	5,797	182,838
		587,684
Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc. (b)	11,441	901,207

Consumer Discretionary (12.6%)
Auto Components (0.1%)
Aptiv PLC (c)	9,263	809,771
BorgWarner, Inc.	7,457	273,523
		1,083,294
Automobiles (0.4%)
Ford Motor Co.	142,304	1,303,505
General Motors Co.	45,621	1,709,875
Harley-Davidson, Inc.	5,616	202,007
		3,215,387
Distributors (0.1%)
Genuine Parts Co.	5,245	522,349
LKQ Corp. (b)	11,191	351,957
		874,306
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,258	171,434

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	10,416	969,834

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp. (c)	14,519	634,625
Chipotle Mexican Grill, Inc. (b)	944	793,404
Darden Restaurants, Inc.	4,458	527,025
Marriott International, Inc. - Class A	9,926	1,234,497
McDonald’s Corp.	27,577	5,921,058
MGM Resorts International	18,933	524,823
Norwegian Cruise Line Holdings, Ltd. (b) (c)	7,757	401,580
Royal Caribbean Cruises, Ltd. (c)	6,165	667,854
Starbucks Corp.	43,464	3,843,087
Wynn Resorts, Ltd.	3,531	383,890
Yum! Brands, Inc.	11,049	1,253,288
		16,185,131
Household Durables (0.4%)
DR Horton, Inc.	12,220	644,116
Garmin, Ltd. (c)	5,246	444,284
Leggett & Platt, Inc.	4,696	192,254
Lennar Corp. - Class A	10,316	576,148
Mohawk Industries, Inc. (b)	2,174	269,728
Newell Brands, Inc.	13,836	259,010
NVR, Inc. (b)	125	464,669
PulteGroup, Inc.	9,276	339,038
Whirlpool Corp.	2,338	370,246
		3,559,493
Internet & Catalog Retail (3.8%)
Amazon.com, Inc. (b)	15,101	26,213,977
Booking Holdings, Inc. (b)	1,577	3,095,036
Expedia Group, Inc.	5,095	684,819

See accompanying notes to investments in securities.

Netflix, Inc. (b)	15,964	$4,272,286
TripAdvisor, Inc. (b)	3,731	144,315
		34,410,433
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,237	502,889

Media (2.3%)
CBS Corp. - Class B	11,882	479,676
Charter Communications, Inc. - Class A (b)	5,871	2,419,557
Comcast Corp. - Class A	164,692	7,424,315
Discovery, Inc. - Class A (b)	5,654	150,566
Discovery, Inc. - Class C (b)	12,598	310,163
DISH Network Corp. - Class A (b)	8,736	297,636
News Corp. - Class A	13,970	194,462
News Corp. - Class B	4,414	63,098
Omnicom Group, Inc.	7,898	618,413
The Interpublic Group of Cos., Inc.	14,031	302,508
The Walt Disney Co.	65,411	8,524,362
Viacom, Inc. - Class B	12,805	307,704
		21,092,460
Multiline Retail (0.5%)
Dollar General Corp.	9,332	1,483,228
Dollar Tree, Inc. (b)	8,602	982,004
Kohl’s Corp.	5,756	285,843
Macy’s, Inc.	11,208	174,172
Nordstrom, Inc.	3,807	128,182
Target Corp.	18,552	1,983,395
		5,036,824
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	2,553	422,266
AutoZone, Inc. (b)	935	1,014,120
Best Buy Co., Inc.	8,377	577,929
CarMax, Inc. (b)	5,934	522,192
L Brands, Inc.	8,430	165,144
Lowe’s Cos., Inc.	28,025	3,081,629
O’Reilly Automotive, Inc. (b)	2,778	1,107,061
Ross Stores, Inc.	13,242	1,454,634
The Gap, Inc.	7,688	133,464
The Home Depot, Inc.	39,767	9,226,739
The TJX Cos., Inc.	43,898	2,446,874
Tiffany & Co.	3,946	365,518
Tractor Supply Co.	4,330	391,605
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,137	535,639
		21,444,814
Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings, Ltd. (b) (c)	5,490	182,048
Hanesbrands, Inc.	13,091	200,554
NIKE, Inc. - Class B	45,457	4,269,321
PVH Corp.	2,690	237,339
Ralph Lauren Corp.	1,833	174,997
Tapestry, Inc.	10,415	271,311
Under Armour, Inc. - Class A (b)	6,753	134,655
Under Armour, Inc. - Class C (b)	6,978	126,511
VF Corp.	11,830	1,052,752
		6,649,488
Consumer Staples (7.8%)
Beverages (1.9%)
Brown-Forman Corp. - Class B	6,609	414,913
Constellation Brands, Inc. - Class A	6,105	1,265,444
Molson Coors Brewing Co. - Class B	6,731	387,033
Monster Beverage Corp. (b)	14,047	815,569
PepsiCo, Inc.	50,769	6,960,430
The Coca-Cola Co.	139,741	7,607,500
		17,450,889
Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	15,958	4,597,659

See accompanying notes to investments in securities.

CVS Health Corp.	47,222	$2,978,291
Sysco Corp.	18,634	1,479,540
The Kroger Co.	29,005	747,749
Walgreens Boots Alliance, Inc.	27,547	1,523,625
Walmart, Inc.	51,640	6,128,635
		17,455,499
Food Products (1.2%)
Archer-Daniels-Midland Co.	20,224	830,600
Campbell Soup Co.	6,123	287,291
Conagra Brands, Inc.	17,642	541,257
General Mills, Inc.	21,863	1,205,089
Hormel Foods Corp.	10,082	440,886
Kellogg Co.	8,932	574,774
Lamb Weston Holdings, Inc.	5,230	380,326
McCormick & Co., Inc.	4,473	699,130
Mondelez International, Inc. - Class A	52,366	2,896,887
The Hershey Co.	5,409	838,341
The JM Smucker Co.	4,072	448,001
The Kraft Heinz Co.	22,592	631,107
Tyson Foods, Inc. - Class A	10,658	918,080
		10,691,769
Household Products (1.8%)
Church & Dwight Co., Inc.	8,892	669,034
Clorox Co.	4,533	688,427
Colgate-Palmolive Co.	31,155	2,290,204
Kimberly-Clark Corp.	12,453	1,768,948
The Procter & Gamble Co.	90,874	11,302,908
		16,719,521
Personal Care (0.2%)
The Estee Lauder Cos., Inc. - Class A	8,006	1,592,794

Personal Products (0.0%)
Coty, Inc. - Class A	10,680	112,247

Tobacco (0.8%)
Altria Group, Inc.	67,833	2,774,370
Philip Morris International, Inc.	56,494	4,289,589
		7,063,959
Energy (4.3%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	23,580	547,056
Halliburton Co.	31,806	599,543
Helmerich & Payne, Inc.	3,879	155,432
National Oilwell Varco, Inc.	13,990	296,588
Schlumberger, Ltd. (c)	50,218	1,715,949
TechnipFMC PLC (c)	15,239	367,869
		3,682,437
Oil, Gas & Consumable Fuels (3.9%)
Apache Corp.	13,606	348,314
Cabot Oil & Gas Corp.	15,192	266,923
Chevron Corp.	68,934	8,175,572
Cimarex Energy Co.	3,682	176,515
Concho Resources, Inc.	7,238	491,460
ConocoPhillips	40,310	2,296,864
Devon Energy Corp.	14,677	353,129
Diamondback Energy, Inc.	5,920	532,267
EOG Resources, Inc.	21,073	1,564,038
Exxon Mobil Corp.	153,637	10,848,309
Hess Corp.	9,397	568,330
HollyFrontier Corp.	5,497	294,859
Kinder Morgan, Inc.	70,693	1,456,983
Marathon Oil Corp.	29,195	358,223
Marathon Petroleum Corp.	23,904	1,452,168
Noble Energy, Inc.	17,361	389,928
Occidental Petroleum Corp.	32,479	1,444,341
Phillips 66	16,287	1,667,789
Pioneer Natural Resources Co.	6,092	766,191

See accompanying notes to investments in securities.

The Williams Cos., Inc.	44,010	$1,058,881
Valero Energy Corp.	15,047	1,282,606
		35,793,690
Financial (12.7%)
Capital Markets (2.6%)
Affiliated Managers Group, Inc.	1,769	147,446
Ameriprise Financial, Inc.	4,752	699,019
BlackRock, Inc.	4,345	1,936,306
CBOE Global Markets, Inc.	4,042	464,466
CME Group, Inc.	12,971	2,741,291
E*Trade Financial Corp.	8,707	380,409
Franklin Resources, Inc.	10,241	295,555
Intercontinental Exchange, Inc.	20,349	1,877,602
Invesco, Ltd. (c)	13,988	236,957
MarketAxess Holdings, Inc.	1,390	455,225
Moody’s Corp.	5,908	1,210,136
Morgan Stanley	45,610	1,946,179
MSCI, Inc.	3,044	662,831
Nasdaq, Inc.	4,117	409,024
Northern Trust Corp.	7,792	727,149
Raymond James Financial, Inc.	4,451	367,029
S&P Global, Inc.	8,985	2,201,145
State Street Corp.	13,525	800,545
T Rowe Price Group, Inc.	8,489	969,868
The Bank of New York Mellon Corp.	31,148	1,408,201
The Charles Schwab Corp.	42,244	1,767,067
The Goldman Sachs Group, Inc.	11,751	2,435,160
		24,138,610
Commercial Banks (5.4%)
Bank of America Corp.	304,198	8,873,456
BB&T Corp.	27,820	1,484,753
Citigroup, Inc.	82,029	5,666,563
Citizens Financial Group, Inc.	16,234	574,197
Comerica, Inc.	5,423	357,864
Fifth Third Bancorp	26,450	724,201
First Republic Bank	6,108	590,644
Huntington Bancshares, Inc.	37,685	537,765
JPMorgan Chase & Co.	116,105	13,664,397
KeyCorp	36,429	649,893
M&T Bank Corp.	4,854	766,786
People’s United Financial, Inc.	14,479	226,379
Regions Financial Corp.	36,230	573,159
SunTrust Banks, Inc.	16,101	1,107,749
SVB Financial Group (b)	1,893	395,542
The PNC Financial Services Group, Inc.	16,168	2,266,107
US Bancorp	52,070	2,881,554
Wells Fargo & Co.	145,592	7,343,660
Zions Bancorp NA	6,425	286,041
		48,970,710
Consumer Finance (0.7%)
American Express Co.	24,704	2,921,989
Capital One Financial Corp.	17,046	1,550,845
Discover Financial Services	11,555	936,995
Synchrony Financial	22,163	755,537
		6,165,366
Insurance (4.0%)
Aflac, Inc.	26,884	1,406,571
American International Group, Inc.	31,587	1,759,396
Aon PLC (c)	8,564	1,657,733
Arthur J Gallagher & Co.	6,675	597,880
Assurant, Inc.	2,190	275,546
Berkshire Hathaway, Inc. - Class B (b)	71,201	14,811,232
Chubb, Ltd. (c)	16,549	2,671,671
Cincinnati Financial Corp.	5,464	637,485
Everest Re Group, Ltd. (c)	1,452	386,363
Globe Life, Inc.	3,594	344,161
Hartford Financial Services Group, Inc.	13,099	793,930

See accompanying notes to investments in securities.

Lincoln National Corp.	7,213	$435,088
Loews Corp.	9,442	486,074
Marsh & McLennan Cos., Inc.	18,385	1,839,419
MetLife, Inc.	28,903	1,363,065
Principal Financial Group, Inc.	9,318	532,431
Prudential Financial, Inc.	14,597	1,313,000
The Allstate Corp.	11,953	1,299,052
The Progressive Corp.	21,222	1,639,400
The Travelers Cos., Inc.	9,455	1,405,864
Unum Group	7,575	225,129
Willis Towers Watson PLC (c)	4,648	896,925
		36,777,415
Health Care (13.1%)
Biotechnology (2.1%)
AbbVie, Inc.	53,685	4,065,028
Alexion Pharmaceuticals, Inc. (b)	8,118	795,077
Amgen, Inc.	21,776	4,213,874
Biogen, Inc. (b)	6,698	1,559,429
Celgene Corp. (b)	25,651	2,547,144
Gilead Sciences, Inc.	45,986	2,914,593
Incyte Corp. (b)	6,423	476,779
Regeneron Pharmaceuticals, Inc. (b)	2,883	799,744
Vertex Pharmaceuticals, Inc. (b)	9,352	1,584,416
		18,956,084
Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	64,176	5,369,606
ABIOMED, Inc. (b)	1,680	298,855
Align Technology, Inc. (b)	2,614	472,925
Baxter International, Inc.	18,539	1,621,606
Becton Dickinson and Co.	9,849	2,491,403
Boston Scientific Corp. (b)	50,580	2,058,100
Danaher Corp.	23,183	3,348,321
Dentsply Sirona, Inc.	8,140	433,943
Edwards Lifesciences Corp. (b)	7,513	1,652,184
Hologic, Inc. (b)	9,648	487,128
IDEXX Laboratories, Inc. (b)	3,183	865,553
Intuitive Surgical, Inc. (b)	4,209	2,272,565
Medtronic PLC (c)	48,718	5,291,749
ResMed, Inc.	5,160	697,168
Stryker Corp.	11,651	2,520,111
Teleflex, Inc.	1,700	577,575
The Cooper Cos., Inc.	1,840	546,480
Varian Medical Systems, Inc. (b)	3,327	396,213
Zimmer Biomet Holdings, Inc.	7,418	1,018,269
		32,419,754
Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	5,512	453,803
Anthem, Inc.	9,289	2,230,289
Cardinal Health, Inc.	10,742	506,915
Centene Corp. (b)	14,993	648,597
Cigna Corp.	13,712	2,081,344
DaVita, Inc. (b)	3,516	200,658
HCA Healthcare, Inc.	9,621	1,158,561
Henry Schein, Inc. (b)	5,291	335,979
Humana, Inc.	4,886	1,249,204
Laboratory Corp. of America Holdings (b)	3,576	600,768
McKesson Corp.	6,714	917,535
Quest Diagnostics, Inc.	4,867	520,915
UnitedHealth Group, Inc.	34,412	7,478,416
Universal Health Services, Inc. - Class B	2,914	433,457
WellCare Health Plans, Inc. (b)	1,830	474,281
		19,290,722
Health Care Technology (0.1%)
Cerner Corp.	11,561	788,113

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	11,237	861,091
Illumina, Inc. (b)	5,360	1,630,619

See accompanying notes to investments in securities.

IQVIA Holdings, Inc. (b)	6,615	$988,149
Mettler-Toledo International, Inc. (b)	927	652,979
PerkinElmer, Inc.	3,991	339,913
Thermo Fisher Scientific, Inc.	14,605	4,253,998
Waters Corp. (b)	2,424	541,110
		9,267,859
Pharmaceuticals (4.3%)
Allergan PLC (c)	11,911	2,004,502
Bristol-Myers Squibb Co.	59,397	3,012,022
Eli Lilly & Co.	30,849	3,449,844
Johnson & Johnson	95,832	12,398,744
Merck & Co., Inc.	92,970	7,826,214
Mylan NV (b) (c)	18,720	370,282
Nektar Therapeutics (b)	6,334	115,374
Perrigo Co. PLC (c)	4,940	276,097
Pfizer, Inc.	200,840	7,216,181
Zoetis, Inc.	17,341	2,160,515
		38,829,775
Industrials (9.2%)
Aerospace & Defense (2.6%)
Arconic, Inc.	14,065	365,690
General Dynamics Corp.	8,496	1,552,474
Huntington Ingalls Industries, Inc.	1,500	317,685
L3Harris Technologies, Inc.	8,079	1,685,603
Lockheed Martin Corp.	9,075	3,539,795
Northrop Grumman Corp.	5,714	2,141,550
Raytheon Co.	10,170	1,995,252
The Boeing Co.	19,411	7,385,303
TransDigm Group, Inc.	1,790	931,999
United Technologies Corp.	29,454	4,021,060
		23,936,411
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	4,877	413,472
Expeditors International of Washington, Inc.	6,155	457,255
FedEx Corp.	8,732	1,271,117
United Parcel Service, Inc. - Class B	25,357	3,038,276
		5,180,120
Airlines (0.4%)
Alaska Air Group, Inc.	4,400	285,604
American Airlines Group, Inc.	14,355	387,154
Delta Air Lines, Inc.	21,012	1,210,291
Southwest Airlines Co.	17,566	948,740
United Airlines Holdings, Inc. (b)	8,004	707,634
		3,539,423
Building Products (0.3%)
Allegion PLC (c)	3,391	351,477
AO Smith Corp.	4,960	236,642
Fortune Brands Home & Security, Inc.	4,989	272,898
Johnson Controls International PLC (c)	28,893	1,268,114
Masco Corp.	10,510	438,057
		2,567,188
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,011	341,959
Cintas Corp.	3,074	824,140
Copart, Inc. (b)	7,285	585,204
Republic Services, Inc.	7,686	665,223
Rollins, Inc.	5,113	174,200
Waste Management, Inc.	14,166	1,629,090
		4,219,816
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	4,920	450,180
Quanta Services, Inc.	5,070	191,646
		641,826
Electrical Equipment (0.4%)
AMETEK, Inc.	8,221	754,852

See accompanying notes to investments in securities.

Eaton Corp. PLC (c)	15,250	$1,268,038
Emerson Electric Co.	22,335	1,493,318
Rockwell Automation, Inc.	4,249	700,235
		4,216,443
Industrial Conglomerates (1.4%)
3M Co.	20,889	3,434,152
General Electric Co.	316,892	2,833,014
Honeywell International, Inc.	26,126	4,420,519
Roper Technologies, Inc.	3,774	1,345,808
Textron, Inc.	8,330	407,837
		12,441,330
Machinery (1.5%)
Caterpillar, Inc.	20,428	2,580,261
Cummins, Inc.	5,729	931,936
Deere & Co.	11,433	1,928,518
Dover Corp.	5,285	526,175
Flowserve Corp.	4,740	221,405
Fortive Corp.	10,692	733,044
IDEX Corp.	2,790	457,225
Illinois Tool Works, Inc.	10,689	1,672,722
Ingersoll-Rand PLC (c)	8,705	1,072,543
PACCAR, Inc.	12,549	878,555
Parker Hannifin Corp.	4,691	847,242
Pentair PLC (c)	6,102	230,656
Snap-On, Inc.	2,043	319,811
Stanley Black & Decker, Inc.	5,483	791,800
Wabtec Corp.	6,547	470,467
Xylem, Inc.	6,441	512,832
		14,175,192
Professional Services (0.4%)
Equifax, Inc.	4,336	609,945
IHS Markit, Ltd. (b) (c)	14,564	974,040
Nielsen Holdings PLC (c)	12,872	273,530
Robert Half International, Inc.	4,268	237,557
United Rentals, Inc. (b)	2,773	345,627
Verisk Analytics, Inc.	5,913	935,082
		3,375,781
Road & Rail (0.9%)
CSX Corp.	28,982	2,007,583
JB Hunt Transport Services, Inc.	3,090	341,909
Kansas City Southern	3,686	490,275
Norfolk Southern Corp.	9,565	1,718,448
Union Pacific Corp.	25,582	4,143,772
		8,701,987
Trading Companies & Distributors (0.1%)
Fastenal Co.	20,796	679,405
WW Grainger, Inc.	1,589	472,172
		1,151,577
Information Technology (26.8%)
Communications Equipment (1.1%)
Arista Networks, Inc. (b)	2,018	482,141
Cisco Systems, Inc.	154,152	7,616,650
F5 Networks, Inc. (b)	2,160	303,307
Juniper Networks, Inc.	12,472	308,682
Motorola Solutions, Inc.	6,010	1,024,164
		9,734,944
Computers & Peripherals (3.9%)
Apple, Inc. (d)	154,252	34,547,820
NetApp, Inc.	8,638	453,581
Western Digital Corp.	10,698	638,029
		35,639,430
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. - Class A	10,755	1,037,857
CDW Corp.	5,255	647,626
Corning, Inc.	28,354	808,656

See accompanying notes to investments in securities.

FLIR Systems, Inc.	4,829	$253,957
IPG Photonics Corp. (b)	1,326	179,806
Keysight Technologies, Inc. (b)	6,799	661,203
Seagate Technology PLC (c)	8,596	462,379
TE Connectivity, Ltd. (c)	12,162	1,133,255
		5,184,739
Interactive Media & Services (4.9%)
Akamai Technologies, Inc. (b)	5,957	544,351
Alphabet, Inc. - Class A (b)	10,884	13,290,888
Alphabet, Inc. - Class C (b)	10,973	13,376,087
eBay, Inc.	28,629	1,115,958
Facebook, Inc. - Class A (b)	87,355	15,556,178
Twitter, Inc. (b)	28,069	1,156,443
		45,039,905
IT Services (5.4%)
Accenture PLC - Class A (c)	23,136	4,450,210
Alliance Data Systems Corp.	1,487	190,529
Automatic Data Processing, Inc.	15,757	2,543,495
Broadridge Financial Solutions, Inc.	4,120	512,652
Cognizant Technology Solutions Corp. - Class A	20,054	1,208,554
DXC Technology Co.	9,512	280,604
Fidelity National Information Services, Inc.	22,275	2,957,229
Fiserv, Inc. (b)	20,706	2,144,935
FleetCor Technologies, Inc. (b)	3,158	905,651
Gartner, Inc. (b)	3,310	473,297
Global Payments, Inc.	10,895	1,732,305
International Business Machines Corp.	32,167	4,677,725
Jack Henry & Associates, Inc.	2,770	404,337
Leidos Holdings, Inc.	4,908	421,499
Mastercard, Inc. - Class A	32,418	8,803,756
Paychex, Inc.	11,553	956,242
PayPal Holdings, Inc. (b)	42,726	4,425,986
The Western Union Co.	15,392	356,633
VeriSign, Inc. (b)	3,783	713,587
Visa, Inc. - Class A	62,709	10,786,575
		48,945,801
Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc. (b)	39,417	1,142,699
Analog Devices, Inc.	13,401	1,497,294
Applied Materials, Inc.	33,542	1,673,746
Broadcom, Inc.	14,454	3,990,316
Intel Corp.	160,859	8,289,064
KLA Corp.	5,783	922,099
Lam Research Corp.	5,248	1,212,865
Maxim Integrated Products, Inc.	9,820	568,676
Microchip Technology, Inc.	8,582	797,354
Micron Technology, Inc. (b)	40,080	1,717,428
NVIDIA Corp.	22,114	3,849,384
Qorvo, Inc. (b)	4,237	314,131
QUALCOMM, Inc.	44,142	3,367,152
Skyworks Solutions, Inc.	6,147	487,150
Texas Instruments, Inc.	33,901	4,381,365
Xilinx, Inc.	9,171	879,499
		35,090,222
Software (6.9%)
Activision Blizzard, Inc.	27,851	1,473,875
Adobe, Inc. (b)	17,627	4,869,459
ANSYS, Inc. (b)	3,030	670,721
Autodesk, Inc. (b)	7,919	1,169,636
Cadence Design Systems, Inc. (b)	10,161	671,439
Citrix Systems, Inc.	4,465	430,962
Electronic Arts, Inc. (b)	10,697	1,046,380
Fortinet, Inc. (b)	5,140	394,546
Intuit, Inc.	9,466	2,517,388
Microsoft Corp.	277,253	38,546,485
Oracle Corp.	79,944	4,399,318
Salesforce.com, Inc. (b)	31,845	4,727,072
Symantec Corp.	20,646	487,865

See accompanying notes to investments in securities.

Synopsys, Inc. (b)	5,480	$752,130
Take-Two Interactive Software, Inc. (b)	4,111	515,273
		62,672,549
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	47,408	719,180
HP, Inc.	53,810	1,018,085
Xerox Holdings Corp.	6,910	206,678
		1,943,943
Materials (2.7%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	8,038	1,783,311
Albemarle Corp.	3,828	266,123
Celanese Corp.	4,476	547,370
CF Industries Holdings, Inc.	7,897	388,532
Corteva, Inc.	27,193	761,404
Dow,Inc.	26,987	1,285,930
DuPont de Nemours, Inc.	27,069	1,930,290
Eastman Chemical Co.	4,947	365,237
Ecolab, Inc.	9,090	1,800,184
FMC Corp.	4,720	413,850
International Flavors & Fragrances, Inc.	3,877	475,669
Linde PLC (c)	19,630	3,802,724
LyondellBasell Industries NV - Class A (c)	9,373	838,602
PPG Industries, Inc.	8,575	1,016,223
The Mosaic Co.	12,842	263,261
The Sherwin-Williams Co.	3,001	1,650,160
		17,588,870
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,322	636,460
Vulcan Materials Co.	4,792	724,742
		1,361,202
Containers & Packaging (0.3%)
Amcor PLC (c)	58,988	575,133
Ball Corp.	12,055	877,725
International Paper Co.	14,264	596,520
Packaging Corp. of America	3,360	356,496
Sealed Air Corp.	5,598	232,373
WestRock Co.	9,291	338,657
		2,976,904
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	52,683	504,176
Newmont Goldcorp Corp.	29,771	1,128,917
Nucor Corp.	11,008	560,417
		2,193,510
Real Estate (3.2%)
Health Care REITs (0.3%)
HCP, Inc.	17,832	635,354
Ventas, Inc.	13,488	985,029
Welltower, Inc.	14,685	1,331,195
		2,951,578
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	26,503	458,237

Industrial REITs (0.3%)
Duke Realty Corp.	13,111	445,381
ProLogis, Inc.	22,917	1,952,987
		2,398,368
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,103	632,026
Boston Properties, Inc.	5,220	676,825
SL Green Realty Corp.	2,912	238,056
Vornado Realty Trust	5,750	366,103
		1,913,010

See accompanying notes to investments in securities.

Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (b)	12,212	$647,358

Residential REITs (0.5%)
Apartment Investment & Management Co. - Class A	5,334	278,115
AvalonBay Communities, Inc.	5,125	1,103,566
Equity Residential	12,658	1,091,879
Essex Property Trust, Inc.	2,390	780,693
Mid-America Apartment Communities, Inc.	4,090	531,741
UDR, Inc.	10,633	515,488
		4,301,482
Retail REITs (0.4%)
Federal Realty Investment Trust	2,531	344,570
Kimco Realty Corp.	15,297	319,401
Realty Income Corp.	11,494	881,360
Regency Centers Corp.	5,992	416,384
Simon Property Group, Inc.	11,163	1,737,521
The Macerich Co.	4,001	126,392
		3,825,628
Specialized REITs (1.3%)
American Tower Corp.	16,040	3,546,925
Crown Castle International Corp.	15,080	2,096,271
Digital Realty Trust, Inc.	7,543	979,157
Equinix, Inc.	3,149	1,816,343
Extra Space Storage, Inc.	4,646	542,746
Iron Mountain, Inc.	10,331	334,621
Public Storage	5,511	1,351,683
SBA Communications Corp.	4,090	986,304
Weyerhaeuser Co.	27,049	749,257
		12,403,307
Utilities (3.6%)
Electric Utilities (2.1%)
Alliant Energy Corp.	8,544	460,778
American Electric Power Co., Inc.	17,916	1,678,550
Duke Energy Corp.	26,456	2,536,072
Edison International	12,918	974,276
Entergy Corp.	7,220	847,339
Evergy, Inc.	8,550	569,088
Eversource Energy	11,724	1,002,050
Exelon Corp.	35,279	1,704,328
FirstEnergy Corp.	19,607	945,646
NextEra Energy, Inc.	17,747	4,134,874
Pinnacle West Capital Corp.	4,050	393,134
PPL Corp.	26,225	825,825
The Southern Co.	37,903	2,341,268
Xcel Energy, Inc.	19,040	1,235,506
		19,648,734
Gas Utilities (0.2%)
Atmos Energy Corp.	4,258	484,944
ONEOK, Inc.	14,937	1,100,707
		1,585,651
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,105	393,876
NRG Energy, Inc.	9,164	362,894
		756,770
Multi-Utilities (1.1%)
Ameren Corp.	8,897	712,205
CenterPoint Energy, Inc.	18,235	550,332
CMS Energy Corp.	10,222	653,697
Consolidated Edison, Inc.	12,060	1,139,308
Dominion Energy, Inc.	29,844	2,418,558
DTE Energy Co.	6,620	880,195
NiSource, Inc.	13,499	403,890
Public Service Enterprise Group, Inc.	18,354	1,139,416
Sempra Energy	9,919	1,464,144

See accompanying notes to investments in securities.

WEC Energy Group, Inc.	11,401	$1,084,235
		10,445,980
Water Utilities (0.1%)
American Water Works Co., Inc.	6,520	809,980
Total common stocks (cost: $339,332,082)		897,067,029
Short-Term Securities (1.7%)
Investment Companies (1.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	15,806,583	15,806,583
Total short-term securities (cost: $15,806,583)		15,806,583
Total investments in securities (cost: $355,138,665) (e)		912,873,612
Cash and other assets in excess of liabilities (0.0%)		82,941
Total net assets (100.0%)		$912,956,553

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.9% of net assets in foreign securities at September 30, 2019.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2019, securities with an aggregate market value of $5,610,449 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2019	101	Long	$15,034,730	$15,041,425	$6,695

(e)	At September 30, 2019 the cost of investments for federal income tax purposes was $357,740,670. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$568,906,929
Gross unrealized depreciation	(13,767,292)
Net unrealized appreciation	$555,139,637

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (46.6%)
Argentina (1.3%)
Government (1.3%)
Argentina POM Politica Monetaria (ARS)
80.155%, 06/21/20 (c)	160,000	$1,291
Argentina Treasury Bill (ARS)
3.576%, 03/30/20 (d)	28,716,100	283,390
3.584%, 04/28/20 (d)	9,287,000	133,836
3.884%, 07/29/20 (d)	8,419,000	84,782
3.983%, 05/28/20 (d)	53,000	479
4.094%, 10/29/20 (d)	1,796,000	14,032
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	342,354
16.000%, 10/17/23	29,346,000	166,671
18.200%, 10/03/21	28,501,000	143,513
Bonos de la Nacion Argentina con Ajuste por CER (ARS)
4.000%, 03/06/20	58,000	718
Bonos De La Nacion Argentina En Moneda Dua (USD)
4.500%, 02/13/20	369,000	116,327
		1,287,393
Brazil (12.5%)
Government (12.5%)
Brazil Letras do Tesouro Nacional (BRL)
1.206%, 01/01/20 (d)	190,000	45,046
1.213%, 04/01/20 (d)	710,000	166,451
1.220%, 07/01/20 (d)	610,000	141,392
1.245%, 04/01/21 (d)	340,000	75,781
1.255%, 07/01/21 (d)	4,590,000	1,007,916
1.276%, 01/01/22 (d)	3,100,000	658,919
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	4,840,000	1,229,498
10.000%, 01/01/23	5,209,000	1,392,106
10.000%, 01/01/27	28,530,000	8,039,948
		12,757,057
Ghana (1.5%)
Government (1.5%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	176,305
19.000%, 11/02/26	2,890,000	519,520
19.750%, 03/25/24	960,000	179,388
19.750%, 03/15/32	2,890,000	525,249
21.500%, 03/09/20	100,000	18,891
24.500%, 06/21/21	50,000	9,994
24.750%, 03/01/21	100,000	19,913
24.750%, 07/19/21	160,000	32,160
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	23,264
16.500%, 03/22/21	100,000	18,065
17.600%, 11/28/22	50,000	8,880
18.250%, 09/21/20	50,000	9,286
		1,540,915
Indonesia (8.5%)
Government (8.5%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	14,864
7.000%, 05/15/27	44,554,000,000	3,115,924
8.375%, 03/15/24	21,929,000,000	1,640,604
8.375%, 09/15/26	25,590,000,000	1,931,319
9.000%, 03/15/29	2,228,000,000	173,685
9.500%, 07/15/23	18,680,000,000	1,436,630
10.000%, 09/15/24	1,959,000,000	156,437
10.000%, 02/15/28	76,000,000	6,256

See accompanying notes to investments in securities.

10.250%, 07/15/22	2,658,000,000	$204,077
		8,679,796
Mexico (8.5%)
Government (8.5%)
Mexican Bonos (MXN)
5.000%, 12/11/19	3,230,000	162,616
6.500%, 06/10/21	20,100,000	1,014,519
6.500%, 06/09/22	38,750,000	1,952,239
7.250%, 12/09/21	40,200,000	2,058,540
8.000%, 06/11/20	44,930,000	2,292,695
8.000%, 12/07/23	10,020,000	531,328
10.000%, 12/05/24	9,340,000	540,957
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,736,429	87,178
		8,640,072
South Korea (10.9%)
Government (10.9%)
Korea Treasury Bond (KRW)
3.000%, 03/10/23	967,000,000	852,160
3.000%, 09/10/24	2,419,000,000	2,174,690
3.375%, 09/10/23	2,729,000,000	2,454,201
3.500%, 03/10/24	1,785,000,000	1,627,027
4.250%, 06/10/21	4,577,300,000	4,011,299
		11,119,377
United States (3.4%)
Government (3.4%)
U.S. Treasury Note (USD)
1.500%, 08/31/21	1,544,000	1,539,476
1.500%, 09/30/21	1,856,000	1,851,505
		3,390,981
Total long-term debt securities (cost: $55,148,927)		47,415,591

Short-Term Securities (49.3%)
Mexico (1.7%)
Mexico Cetes (MXN)
8.273%, 04/02/20 (d)	18,029,600	879,692
8.365%, 01/02/20 (d)	8,447,900	419,584
8.395%, 01/02/20 (d)	1,776,000	88,209
8.466%, 01/02/20 (d)	1,776,000	88,209
8.578%, 01/02/20 (d)	3,640,800	180,829
8.790%, 11/07/19 (d)	1,928,700	96,902
		1,753,425
South Korea (4.0%)
Korea Monetary Stabilization Bond (KRW)
2.140%, 06/02/20	4,830,000,000	4,059,599

United States (40.2%)
Federal Home Loan Bank (USD)
1.521%, 10/01/19 (d)	1,925,000	1,925,000
1.602%, 10/01/19 (d)	8,355,000	8,355,000
U.S. Treasury Bill (USD)
1.946%, 12/05/19 (d)	1,710,000	1,704,488
1.982%, 11/29/19 (d)	5,980,000	5,962,237
2.008%, 10/29/19 (d)	3,760,000	3,754,539
2.360%, 11/29/19 (d)	5,470,000	5,453,751
2.452%, 10/10/19 (d)	13,800,000	13,793,902
		40,948,917

	Shares
Investment Companies (3.4%)
United States (3.4%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 1.880%	3,476,823	3,476,823
Total short-term securities (cost: $50,272,155)		50,238,764
Total investments in securities (cost: $105,421,082) (e)		97,654,355
Cash and other assets in excess of liabilities (4.1%)		4,155,990
Total net assets (100.0%)		$101,810,345

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2019, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/03/19	219,671	USD	1,990,000	NOK	—	(647)	DBK
10/03/19	278,395	USD	2,706,000	SEK	—	(3,157)	DBK
10/03/19	2,706,000	SEK	279,693	USD	4,455	—	DBK
10/04/19	18,750	EUR	21,331	USD	886	—	GSC
10/08/19	371,425	EUR	422,915	USD	17,807	—	BOA
10/08/19	111,700	AUD	79,749	USD	4,397	—	CIT
10/08/19	75,823	USD	111,700	AUD	—	(471)	CIT
10/08/19	725,882	EUR	826,598	USD	34,887	—	DBK
10/08/19	51,000	EUR	58,069	USD	2,443	—	GSC
10/09/19	228,417	EUR	260,168	USD	11,018	—	UBS
10/11/19	335,000	EUR	383,603	USD	18,142	—	BCB
10/11/19	1,578,954	EUR	1,807,887	USD	85,358	—	HSB
10/11/19	558,391	EUR	639,531	USD	30,365	—	JPM
10/11/19	238,750	AUD	171,348	USD	10,272	—	JPM
10/11/19	622,241	USD	558,391	EUR	—	(13,075)	JPM
10/11/19	161,789	USD	238,750	AUD	—	(713)	JPM
10/15/19	119,438	EUR	136,673	USD	6,336	—	BOA
10/15/19	55,874	EUR	63,887	USD	2,915	—	CIT
10/15/19	658,543	AUD	471,951	USD	27,593	—	CIT
10/15/19	447,144	USD	658,543	AUD	—	(2,785)	CIT
10/15/19	61,178	USD	55,874	EUR	—	(206)	CIT
10/15/19	717,825	EUR	821,694	USD	38,367	—	DBK
10/15/19	717,825	EUR	819,469	USD	36,141	—	DBK
10/15/19	704,711	EUR	7,513,700	SEK	6,579	—	DBK
10/15/19	704,711	EUR	7,513,700	SEK	—	(10,730)	DBK
10/15/19	1,200,169	USD	1,088,100	EUR	—	(12,778)	DBK
10/15/19	78,270	EUR	89,485	USD	4,073	—	GSC
10/15/19	998,750	AUD	715,869	USD	41,952	—	JPM
10/15/19	676,880	USD	998,750	AUD	—	(2,963)	JPM
10/16/19	294,825	EUR	338,872	USD	17,120	—	BOA
10/16/19	107,000	EUR	122,978	USD	6,206	—	GSC
10/16/19	602,000	EUR	691,174	USD	34,193	—	HSB
10/17/19	160,000	EUR	183,774	USD	9,148	—	SCB
10/21/19	300,614	USD	32,259,220	JPY	—	(1,753)	HSB
10/21/19	1,061,932	USD	113,905,000	JPY	—	(6,675)	HSB
10/21/19	146,164,220	JPY	1,381,488	USD	27,370	—	HSB
10/21/19	857,789	USD	92,087,920	JPY	—	(4,653)	JPM
10/21/19	92,087,920	JPY	867,324	USD	14,189	—	JPM
10/23/19	82,167	EUR	94,274	USD	4,557	—	GSC
10/23/19	642,000	EUR	736,856	USD	35,859	—	JPM
10/23/19	2,055,500	AUD	1,484,205	USD	96,849	—	JPM
10/23/19	716,030	USD	642,000	EUR	—	(15,034)	JPM
10/23/19	1,393,378	USD	2,055,500	AUD	—	(6,022)	JPM
10/23/19	20,675	EUR	23,751	USD	1,176	—	UBS
10/24/19	815,540	EUR	931,020	USD	40,471	—	DBK
10/25/19	1,514,253	EUR	1,723,038	USD	69,391	—	HSB
10/28/19	55,429,600	JPY	515,762	USD	2,005	—	CIT
10/28/19	516,277	USD	55,429,600	JPY	—	(2,520)	CIT
10/29/19	1,416,728	EUR	1,603,098	USD	55,498	—	BOA
10/29/19	467,318	USD	4,497,514	SEK	—	(9,054)	DBK
10/29/19	4,497,514	SEK	465,661	USD	7,397	—	DBK
10/29/19	104,034	EUR	117,725	USD	4,081	—	GSC
10/29/19	535,000	EUR	605,235	USD	20,813	—	JPM
10/29/19	596,944	USD	535,000	EUR	—	(12,522)	JPM
10/29/19	633,107	EUR	716,424	USD	24,833	—	SCB
10/30/19	130,740	EUR	147,998	USD	5,170	—	DBK
10/31/19	1,416,728	EUR	1,601,936	USD	54,108	—	BOA
10/31/19	764,780	EUR	90,081,359	JPY	1,053	—	CIT
10/31/19	764,780	EUR	90,081,359	JPY	—	(1,507)	CIT
10/31/19	37,500	EUR	42,389	USD	1,419	—	GSC
11/04/19	76,884	EUR	87,056	USD	3,032	—	CIT
11/04/19	84,307	USD	76,884	EUR	—	(284)	CIT
11/08/19	358,966	EUR	407,638	USD	15,229	—	JPM
11/08/19	400,807	USD	358,966	EUR	—	(8,398)	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
11/12/19	2,133,000,000	KRW	1,760,482	USD	—	(25,651)	HSB
11/13/19	656,229	AUD	459,229	USD	16,008	—	CIT
11/13/19	445,901	USD	656,229	AUD	—	(2,680)	CIT
11/13/19	704,523	EUR	7,513,700	SEK	5,165	—	DBK
11/13/19	704,523	EUR	7,513,700	SEK	—	(9,270)	DBK
11/13/19	238,750	AUD	167,310	USD	6,057	—	JPM
11/13/19	239,311	EUR	269,867	USD	8,169	—	JPM
11/13/19	267,300	USD	239,311	EUR	—	(5,601)	JPM
11/13/19	161,929	USD	238,750	AUD	—	(676)	JPM
11/14/19	442,933	USD	3,943,000	NOK	—	(8,657)	DBK
11/14/19	158,000	EUR	180,197	USD	7,404	—	HSB
11/15/19	3,074,985	EUR	3,514,400	USD	151,279	—	CIT
11/15/19	656,229	AUD	459,688	USD	16,441	—	CIT
11/15/19	250,000,000	KRW	213,968	USD	4,596	—	CIT
11/15/19	445,920	USD	656,229	AUD	—	(2,674)	CIT
11/15/19	3,374,489	USD	3,074,985	EUR	—	(11,367)	CIT
11/15/19	1,520,000	AUD	1,064,836	USD	38,158	—	JPM
11/15/19	35,616	EUR	40,712	USD	1,759	—	JPM
11/15/19	39,787	USD	35,616	EUR	—	(834)	JPM
11/15/19	1,030,973	USD	1,520,000	AUD	—	(4,296)	JPM
11/18/19	182,284	USD	1,627,000	NOK	—	(3,081)	DBK
11/19/19	56,105	USD	538,000	SEK	—	(1,214)	DBK
11/19/19	731,175	USD	6,579,000	NOK	—	(6,537)	DBK
11/19/19	538,000	SEK	55,776	USD	885	—	DBK
11/20/19	615,483	EUR	698,487	USD	25,095	—	BOA
11/20/19	168,000	EUR	190,571	USD	6,764	—	GSC
11/20/19	1,496,834	EUR	1,699,692	USD	62,025	—	JPM
11/20/19	200,000	AUD	138,661	USD	3,552	—	JPM
11/20/19	1,672,736	USD	1,496,834	EUR	—	(35,069)	JPM
11/20/19	135,672	USD	200,000	AUD	—	(563)	JPM
11/21/19	403,000	AUD	278,695	USD	6,443	—	CIT
11/21/19	1,071,500,000	KRW	885,684	USD	—	(11,908)	CIT
11/21/19	273,883	USD	403,000	AUD	—	(1,631)	CIT
11/21/19	82,147	EUR	93,167	USD	3,285	—	GSC
11/21/19	626,305	EUR	709,534	USD	24,254	—	JPM
11/21/19	170,000	AUD	117,404	USD	2,558	—	JPM
11/21/19	491,259	USD	439,569	EUR	—	(10,298)	JPM
11/21/19	2,070,688	AUD	148,847,437	JPY	—	(1,187)	JPM
11/21/19	2,070,688	AUD	148,847,437	JPY	—	(15,934)	JPM
11/21/19	115,324	USD	170,000	AUD	—	(478)	JPM
11/21/19	53,988	EUR	61,187	USD	2,115	—	UBS
11/22/19	917,461	EUR	108,246,938	JPY	14,248	—	HSB
11/22/19	917,461	EUR	108,246,938	JPY	—	(13,244)	HSB
11/22/19	2,055,500	AUD	1,427,565	USD	38,904	—	JPM
11/22/19	484,699	USD	711,500	AUD	—	(4,022)	JPM
11/22/19	626,305	EUR	698,367	USD	13,039	—	JPM
11/22/19	911,763	USD	1,344,000	AUD	—	(3,779)	JPM
11/26/19	1,109,811	USD	117,362,200	JPY	—	(19,980)	CIT
11/26/19	117,362,200	JPY	1,094,069	USD	4,238	—	CIT
11/26/19	544,294	USD	4,877,500	NOK	—	(7,026)	DBK
11/26/19	1,125,703	USD	10,813,000	SEK	—	(21,999)	DBK
11/26/19	10,813,000	SEK	1,121,506	USD	17,802	—	DBK
11/27/19	788,336	USD	83,443,000	JPY	—	(13,430)	JPM
11/29/19	345,433	EUR	390,581	USD	12,408	—	BCB
11/29/19	524,000	EUR	592,453	USD	18,788	—	BNP
11/29/19	130,792	EUR	147,896	USD	4,708	—	DBK
11/29/19	1,494,000,000	KRW	1,263,959	USD	12,022	—	DBK
11/29/19	229,195	USD	2,211,958	SEK	—	(3,374)	DBK
11/29/19	468,165	USD	4,497,519	SEK	—	(9,010)	DBK
11/29/19	6,709,477	SEK	696,022	USD	11,046	—	DBK
11/29/19	233,966	EUR	264,680	USD	8,539	—	GSC
11/29/19	599,000	EUR	677,481	USD	21,708	—	MSC
12/03/19	111,700	AUD	77,755	USD	2,269	—	CIT
12/03/19	75,936	USD	111,700	AUD	—	(449)	CIT
12/04/19	1,285,695	EUR	1,456,403	USD	48,295	—	BOA
12/04/19	18,750	EUR	21,257	USD	722	—	GSC
12/05/19	294,961	USD	31,473,820	JPY	—	(2,499)	JPM
12/05/19	35,002	EUR	39,749	USD	1,411	—	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
12/05/19	31,473,820	JPY	297,255	USD	4,793	—	JPM
12/05/19	3,236,680	EUR	3,675,509	USD	130,332	—	SCB
12/05/19	158,417	EUR	179,703	USD	6,187	—	UBS
12/06/19	551,592	USD	58,784,280	JPY	—	(5,305)	HSB
12/06/19	354,745	USD	37,884,850	JPY	—	(2,678)	HSB
12/06/19	96,669,130	JPY	916,252	USD	17,898	—	HSB
12/06/19	306,921	USD	32,741,870	JPY	—	(2,648)	JPM
12/06/19	32,741,870	JPY	309,250	USD	4,977	—	JPM
12/09/19	371,660	EUR	425,302	USD	18,067	—	BOA
12/09/19	725,882	EUR	829,915	USD	34,554	—	DBK
12/11/19	3,116,000	EUR	3,577,012	USD	162,127	—	DBK
12/11/19	3,451,360	USD	3,116,000	EUR	—	(36,474)	DBK
12/12/19	1,900,000	AUD	142,671,000	JPY	36,391	—	HSB
12/12/19	1,900,000	AUD	142,671,000	JPY	5,872	—	HSB
12/12/19	670,000	AUD	50,156,870	JPY	9,337	—	HSB
12/12/19	670,000	AUD	50,156,870	JPY	4,140	—	HSB
12/12/19	1,160,000	AUD	86,946,756	JPY	17,161	—	JPM
12/12/19	1,160,000	AUD	86,946,756	JPY	7,176	—	JPM
12/13/19	704,292	EUR	7,513,700	SEK	3,606	—	DBK
12/13/19	704,292	EUR	7,513,700	SEK	—	(7,655)	DBK
12/18/19	307,741	EUR	350,825	USD	13,347	—	BOA
12/18/19	115,000	EUR	131,054	USD	4,942	—	DBK
12/18/19	78,270	EUR	89,134	USD	3,301	—	GSC
12/19/19	731,398	USD	6,579,000	NOK	—	(6,373)	DBK
12/19/19	1,417,276	USD	151,865,000	JPY	—	(4,273)	HSB
12/19/19	2,365,000	JPY	22,433	USD	428	—	HSB
12/19/19	149,500,000	JPY	1,416,152	USD	25,152	—	HSB
12/20/19	696,567	USD	74,598,450	JPY	—	(2,413)	JPM
12/20/19	74,598,450	JPY	705,160	USD	11,006	—	JPM
12/23/19	445,183	USD	3,983,500	NOK	—	(6,148)	DBK
12/30/19	764,780	EUR	90,116,538	JPY	—	(2,679)	CIT
12/30/19	764,780	EUR	90,116,538	JPY	2,405	—	CIT
01/14/20	1,680,000	AUD	123,226,303	JPY	455	—	JPM
01/14/20	1,680,000	AUD	123,226,303	JPY	12,009	—	JPM
01/15/20	681,184	USD	998,750	AUD	—	(5,479)	JPM
01/15/20	998,750	AUD	699,739	USD	24,034	—	JPM
01/29/20	514,234,382	KRW	438,505	USD	6,470	—	CIT
02/03/20	366,500	EUR	414,233	USD	10,905	—	JPM
02/10/20	610,000,000	KRW	505,553	USD	—	(7,215)	DBK
02/13/20	703,797	EUR	7,513,600	SEK	551	—	DBK
02/13/20	703,797	EUR	7,513,600	SEK	—	(4,533)	DBK
02/21/20	2,070,688	AUD	148,181,504	JPY	—	(10,671)	JPM
02/21/20	2,070,688	AUD	148,181,504	JPY	—	(6,392)	JPM
02/24/20	317,000	EUR	355,785	USD	6,443	—	SCB
02/25/20	1,300,431	AUD	92,969,461	JPY	—	(6,162)	CIT
02/25/20	1,300,431	AUD	92,969,461	JPY	—	(5,270)	CIT
02/25/20	917,461	EUR	108,263,728	JPY	7,197	—	HSB
02/25/20	917,461	EUR	108,263,728	JPY	—	(6,137)	HSB
02/26/20	435,531,237	KRW	362,505	USD	—	(3,867)	CIT
02/26/20	1,178,873	USD	123,816,900	JPY	—	(21,195)	CIT
02/26/20	123,816,900	JPY	1,179,164	USD	21,486	—	CIT
02/26/20	544,686	USD	4,877,500	NOK	—	(6,928)	DBK
02/27/20	803,047	USD	84,427,200	JPY	—	(13,610)	CIT
02/27/20	84,427,200	JPY	792,477	USD	3,040	—	CIT
02/27/20	793,674	USD	83,444,600	JPY	—	(13,425)	JPM
02/28/20	690,867	EUR	776,358	USD	14,803	—	BCB
02/28/20	616,157	EUR	693,346	USD	14,145	—	CIT
02/28/20	514,234,381	KRW	428,011	USD	—	(4,605)	CIT
02/28/20	1,553,029	USD	162,134,000	JPY	—	(36,899)	CIT
02/28/20	162,134,000	JPY	1,521,961	USD	5,830	—	CIT
02/28/20	681,488	USD	616,157	EUR	—	(2,287)	CIT
03/06/20	1,710,250	AUD	122,483,887	JPY	—	(5,036)	CIT
03/06/20	1,710,250	AUD	122,483,887	JPY	—	(7,523)	CIT
03/06/20	607,000,000	KRW	504,866	USD	—	(5,953)	DBK
03/06/20	357,096	USD	37,884,840	JPY	—	(2,675)	HSB
03/06/20	37,884,840	JPY	361,348	USD	6,927	—	HSB
03/06/20	339,518	USD	35,981,110	JPY	—	(2,907)	JPM
03/06/20	35,981,110	JPY	342,014	USD	5,403	—	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
03/10/20	9,800,000,000	KRW	8,228,380	USD	—	(20,252)	HSB
03/12/20	1,520,000	AUD	113,430,851	JPY	15,650	—	JPM
03/12/20	1,520,000	AUD	113,430,851	JPY	16,223	—	JPM
03/13/20	703,543	EUR	7,513,700	SEK	—	(656)	DBK
03/13/20	703,543	EUR	7,513,700	SEK	—	(3,279)	DBK
03/13/20	650,000	AUD	48,327,825	JPY	5,035	—	HSB
03/13/20	650,000	AUD	48,327,825	JPY	6,940	—	HSB
03/20/20	508,500,000	KRW	431,976	USD	3,780	—	CIT
03/23/20	445,547	USD	3,983,500	NOK	—	(6,330)	DBK
03/23/20	82,147	EUR	92,068	USD	1,372	—	GSC
03/23/20	999,174	USD	106,255,510	JPY	—	(4,065)	HSB
03/23/20	1,072,855	USD	113,905,000	JPY	—	(6,106)	HSB
03/23/20	220,160,510	JPY	2,101,841	USD	39,982	—	HSB
03/23/20	700,162	USD	74,438,000	JPY	—	(3,032)	JPM
03/23/20	701,364	USD	74,598,450	JPY	—	(2,731)	JPM
03/23/20	149,036,450	JPY	1,417,974	USD	22,210	—	JPM
03/24/20	333,181	USD	2,996,000	NOK	—	(2,844)	DBK
03/24/20	367,214	USD	38,681,250	JPY	—	(4,931)	JPM
03/24/20	38,681,250	JPY	368,044	USD	5,761	—	JPM
03/25/20	917,485	EUR	108,465,086	JPY	—	(7,784)	HSB
03/25/20	917,485	EUR	108,465,086	JPY	10,601	—	HSB
03/31/20	345,433	EUR	382,738	USD	1,148	—	BCB
03/31/20	764,780	EUR	90,121,510	JPY	—	(7,854)	CIT
03/31/20	764,780	EUR	90,121,510	JPY	7,460	—	CIT
03/31/20	645,663	EUR	715,744	USD	2,497	—	SCB
05/21/20	2,070,688	AUD	147,680,397	JPY	—	(18,041)	JPM
05/21/20	2,070,688	AUD	147,680,397	JPY	1,281	—	JPM
05/22/20	917,461	EUR	108,332,262	JPY	2,112	—	HSB
05/22/20	917,461	EUR	108,332,262	JPY	—	(722)	HSB
06/08/20	359,168	USD	37,884,850	JPY	—	(2,710)	HSB
06/08/20	37,884,850	JPY	363,247	USD	6,790	—	HSB
06/08/20	341,516	USD	35,981,110	JPY	—	(2,971)	JPM
06/08/20	35,981,110	JPY	343,818	USD	5,273	—	JPM
06/12/20	660,000	AUD	48,934,710	JPY	3,025	—	HSB
06/12/20	660,000	AUD	48,934,710	JPY	9,566	—	HSB
06/12/20	650,000	AUD	48,145,435	JPY	2,539	—	JPM
06/12/20	650,000	AUD	48,145,435	JPY	9,412	—	JPM
06/12/20	1,170,000	AUD	86,849,802	JPY	6,302	—	JPM
06/12/20	1,170,000	AUD	86,849,802	JPY	16,979	—	JPM
06/15/20	702,639	EUR	7,513,600	SEK	—	(4,374)	DBK
06/15/20	702,639	EUR	7,513,600	SEK	449	—	DBK
06/15/20	35,002	EUR	40,677	USD	1,823	—	JPM
06/22/20	705,410	USD	74,598,450	JPY	—	(2,923)	JPM
06/22/20	74,598,450	JPY	713,347	USD	10,860	—	JPM
06/24/20	1,800,566	USD	188,517,750	JPY	—	(25,099)	BNP
06/30/20	764,780	EUR	90,106,214	JPY	—	(12,918)	CIT
06/30/20	764,780	EUR	90,106,214	JPY	12,096	—	CIT
08/21/20	2,070,687	AUD	147,163,551	JPY	—	(25,368)	JPM
08/21/20	2,070,687	AUD	147,163,551	JPY	8,828	—	JPM
08/24/20	1,296,969	AUD	92,057,085	JPY	—	(15,587)	CIT
08/24/20	1,296,969	AUD	92,057,085	JPY	4,210	—	CIT
08/24/20	917,461	EUR	108,413,823	JPY	—	(3,141)	HSB
08/24/20	917,461	EUR	108,413,823	JPY	4,959	—	HSB
08/31/20	982,925	USD	101,585,000	JPY	—	(22,378)	CIT
08/31/20	30,820,000	JPY	292,500	USD	1,077	—	CIT
09/30/20	764,779	EUR	90,136,804	JPY	—	(17,501)	CIT
09/30/20	764,779	EUR	90,136,804	JPY	16,676	—	CIT
					$2,483,125	$(853,377)

See accompanying notes to investments in securities.

At September 30, 2019, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counter-party	Payment Frequency (Pay/Rec)	Maturity Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)(a)
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/ Semi-Annually	11/18/46	$3,200,000	$(494,676)	$—	$(494,676)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/ Semi-Annually	04/13/47	1,700,000	(327,611)	—	(327,611)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/ Semi-Annually	03/13/47	2,000,000	(487,743)	—	(487,743)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.979%	CIT	Quarterly/ Semi-Annually	02/20/48	1,514,000	(444,821)	—	(444,821)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.002%	HSB	Quarterly/ Semi-Annually	02/22/48	1,514,000	(452,677)	—	(452,677)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.019%	HSB	Quarterly/ Semi-Annually	02/23/48	1,514,000	(458,249)	—	(458,249)
Net unrealized appreciation (depreciation)					$(2,665,777)	$—	$(2,665,777)

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)	Rate represents annualized yield at date of purchase.
(e)	At September 30, 2019 the cost of investments for federal income tax purposes was $105,421,082. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$3,156,538
Gross unrealized depreciation	(11,959,294)
Net unrealized depreciation	$(8,802,756)

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Counterparty Legend

BCB	Barclays Bank PLC
BNP	BNP Paribas SA
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Consumer Discretionary (19.3%)
Automobiles (1.9%)
Ferrari NV (b)	64,031	$9,866,537

Internet & Catalog Retail (7.3%)
Amazon.com, Inc. (c)	13,543	23,509,429
Booking Holdings, Inc. (c)	7,470	14,660,697
		38,170,126
Media (2.0%)
Comcast Corp. - Class A	86,121	3,882,335
The Walt Disney Co.	49,088	6,397,148
		10,279,483
Specialty Retail (2.6%)
The Home Depot, Inc.	57,318	13,298,922

Textiles, Apparel & Luxury Goods (5.5%)
NIKE, Inc. - Class B	154,050	14,468,376
VF Corp.	159,681	14,210,012
		28,678,388
Consumer Staples (2.1%)
Personal Care (2.1%)
The Estee Lauder Cos., Inc. - Class A	53,946	10,732,557

Financial (4.0%)
Capital Markets (4.0%)
CME Group, Inc.	61,362	12,968,245
S&P Global, Inc.	32,672	8,003,987
		20,972,232
Health Care (11.9%)
Health Care Equipment & Supplies (3.7%)
Danaher Corp.	82,656	11,938,006
Intuitive Surgical, Inc. (c)	13,788	7,444,555
		19,382,561
Health Care Providers & Services (1.5%)
UnitedHealth Group, Inc.	34,795	7,561,649

Health Care Technology (2.2%)
Cerner Corp.	166,195	11,329,513

Life Sciences Tools & Services (1.2%)
Illumina, Inc. (c)	20,502	6,237,119

Pharmaceuticals (3.3%)
Pfizer, Inc.	35,349	1,270,090
Zoetis, Inc.	128,589	16,020,903
		17,290,993
Industrials (12.4%)
Aerospace & Defense (3.2%)
Northrop Grumman Corp.	24,039	9,009,577
The Boeing Co.	19,419	7,388,347
		16,397,924
Machinery (1.5%)
Caterpillar, Inc.	32,701	4,130,463
Stanley Black & Decker, Inc.	25,266	3,648,663
		7,779,126
Professional Services (5.5%)
CoStar Group, Inc. (c)	20,213	11,990,352
Verisk Analytics, Inc.	104,673	16,552,988
		28,543,340

See accompanying notes to investments in securities.

Road & Rail (2.2%)
JB Hunt Transport Services, Inc.	53,492	$5,918,889
Union Pacific Corp.	33,856	5,483,995
		11,402,884
Information Technology (46.7%)
Communications Equipment (2.3%)
Motorola Solutions, Inc.	69,241	11,799,359

Computers & Peripherals (5.1%)
Apple, Inc.	117,328	26,277,952

Interactive Media & Services (8.9%)
Alphabet, Inc. - Class A (c)	20,646	25,211,656
Alphabet, Inc. - Class C (c)	4,512	5,500,128
Facebook, Inc. - Class A (c)	88,575	15,773,436
		46,485,220
IT Services (13.8%)
Broadridge Financial Solutions, Inc.	60,133	7,482,349
FleetCor Technologies, Inc. (c)	24,357	6,985,101
Gartner, Inc. (c)	21,802	3,117,468
Mastercard, Inc. - Class A	47,435	12,881,923
PayPal Holdings, Inc. (c)	101,273	10,490,870
VeriSign, Inc. (c)	31,691	5,977,873
Visa, Inc. - Class A	142,356	24,486,656
		71,422,240
Semiconductors & Semiconductor Equipment (1.8%)
NVIDIA Corp.	53,131	9,248,513

Software (14.8%)
Adobe, Inc. (c)	45,334	12,523,518
Electronic Arts, Inc. (c)	75,942	7,428,646
Intuit, Inc.	42,519	11,307,503
Microsoft Corp.	326,942	45,454,746
		76,714,413
Real Estate (2.8%)
Specialized REITs (2.8%)
American Tower Corp.	31,691	7,007,831
Equinix, Inc.	12,994	7,494,939
		14,502,770
Total common stocks (cost: $362,798,893)		514,373,821

Short-Term Securities (0.9%)
Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	4,638,629	4,638,629
Total short-term securities (cost: $4,638,629)		4,638,629
Total investments in securities (cost: $367,437,522) (d)		519,012,450
Liabilities in excess of cash and other assets (-0.1%)		(468,626)
Total net assets (100.0%)		$518,543,824

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 1.9% of net assets in foreign securities at September 30, 2019.
(c)	Non-income producing security.
(d)	At September 30, 2019 the cost of investments for federal income tax purposes was $367,680,809. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$155,326,509
Gross unrealized depreciation	(3,994,868)
Net unrealized appreciation	$151,331,641

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (16.4%)
Auto Components (0.4%)
Fox Factory Holding Corp. (b)	9,903	$616,363

Distributors (1.1%)
Pool Corp.	9,302	1,876,213

Diversified Consumer Services (1.9%)
Grand Canyon Education, Inc. (b)	34,800	3,417,360

Hotels, Restaurants & Leisure (3.5%)
Hilton Grand Vacations, Inc. (b)	65,657	2,101,024
PlayAGS, Inc. (b)	73,505	755,632
Wingstop, Inc.	38,433	3,354,432
		6,211,088

Household Durables (2.2%)
Installed Building Products, Inc. (b)	45,546	2,611,607
TopBuild Corp. (b)	12,895	1,243,465
		3,855,072

Internet & Catalog Retail (1.8%)
Etsy, Inc. (b)	50,700	2,864,550
The Realreal, Inc. (b)	15,380	343,897
		3,208,447

Leisure Equipment & Products (1.6%)
Malibu Boats, Inc. - Class A (b)	19,529	599,150
SeaWorld Entertainment, Inc. (b)	85,100	2,239,832
		2,838,982

Media (2.3%)
Nexstar Media Group, Inc. - Class A	39,718	4,063,548

Multiline Retail (0.5%)
Ollie’s Bargain Outlet Holdings, Inc. (b)	15,900	932,376

Specialty Retail (1.1%)
Carvana Co. (b)	29,800	1,966,800

Consumer Staples (0.6%)
Food & Staples Retailing (0.6%)
Sprouts Farmers Market, Inc. (b)	57,200	1,106,248

Energy (1.2%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc. (b)	17,587	882,516

Oil, Gas & Consumable Fuels (0.7%)
Matador Resources Co. (b)	77,200	1,276,116

Financial (6.1%)
Capital Markets (3.3%)
Evercore, Inc. - Class A	24,360	1,951,236
Hamilton Lane, Inc. - Class A	17,517	997,768
LPL Financial Holdings, Inc.	35,600	2,915,640
		5,864,644

Commercial Banks (0.9%)
Seacoast Banking Corp. of Florida (b)	63,370	1,603,895

Insurance (0.8%)
eHealth, Inc. (b)	20,203	1,349,358

Thrifts & Mortgage Finance (1.1%)
Essent Group, Ltd. (c)	39,379	1,877,197

See accompanying notes to investments in securities.

Health Care (24.2%)
Biotechnology (3.4%)
CareDx, Inc. (b)	129,316	$2,923,835
Veracyte, Inc. (b)	37,215	893,160
Vericel Corp. (b)	143,608	2,174,225
		5,991,220

Health Care Equipment & Supplies (9.0%)
Insulet Corp. (b)	26,500	4,370,645
iRhythm Technologies, Inc. (b)	34,634	2,566,726
Merit Medical Systems, Inc. (b)	58,718	1,788,550
Novocure, Ltd. (b) (c)	16,700	1,248,826
Penumbra, Inc. (b)	15,522	2,087,554
STAAR Surgical Co. (b)	67,656	1,744,172
Tactile Systems Technology, Inc. (b)	51,200	2,166,784
		15,973,257

Health Care Providers & Services (10.0%)
AMN Healthcare Services, Inc. (b)	42,534	2,448,257
HealthEquity, Inc. (b)	31,225	1,784,352
HMS Holdings Corp. (b)	74,253	2,559,130
LHC Group, Inc. (b)	21,000	2,384,760
PetIQ, Inc. (b)	93,000	2,535,180
Teladoc Health, Inc. (b)	88,464	5,990,782
		17,702,461

Health Care Technology (1.2%)
Omnicell, Inc. (b)	27,000	1,951,290
Phreesia, Inc. (b)	6,418	155,572
		2,106,862

Pharmaceuticals (0.6%)
Aerie Pharmaceuticals, Inc. (b)	51,461	989,081

Industrials (20.7%)
Aerospace & Defense (4.3%)
Hexcel Corp.	34,400	2,825,272
Mercury Systems, Inc. (b)	57,700	4,683,509
		7,508,781

Air Freight & Logistics (1.4%)
Air Transport Services Group, Inc. (b)	113,170	2,378,833

Building Products (1.4%)
PGT Innovations, Inc. (b)	87,200	1,505,944
Trex Co., Inc. (b)	11,400	1,036,602
		2,542,546

Commercial Services & Supplies (3.6%)
Clean Harbors, Inc. (b)	42,000	3,242,400
The Brink’s Co.	37,990	3,151,271
		6,393,671

Electrical Equipment (2.6%)
EnerSys	21,387	1,410,259
Woodward, Inc.	29,100	3,137,853
		4,548,112

Machinery (6.0%)
Crane Co.	24,400	1,967,372
John Bean Technologies Corp.	29,400	2,923,242
RBC Bearings, Inc. (b)	16,023	2,658,376
The Timken Co.	68,798	2,993,401
		10,542,391

Road & Rail (1.4%)
Knight-Swift Transportation Holdings, Inc.	70,300	2,551,890

Information Technology (26.8%)
Communications Equipment (1.1%)
Viavi Solutions, Inc. (b)	138,056	1,933,474

See accompanying notes to investments in securities.

Electronic Equipment, Instruments & Components (0.6%)
Coherent, Inc. (b)	7,113	$1,093,410

Interactive Media & Services (6.3%)
Envestnet, Inc. (b)	33,200	1,882,440
Five9, Inc. (b)	60,400	3,245,896
Mimecast, Ltd. (b) (c)	75,900	2,707,353
Q2 Holdings, Inc. (b)	40,594	3,201,649
		11,037,338

IT Services (4.3%)
Booz Allen Hamilton Holding Corp.	30,100	2,137,702
Evo Payments, Inc. - Class A (b)	68,600	1,929,032
InterXion Holding NV (b) (c)	43,072	3,508,645
		7,575,379

Semiconductors & Semiconductor Equipment (2.0%)
Monolithic Power Systems, Inc.	22,673	3,528,599

Software (12.5%)
8x8, Inc. (b)	108,715	2,252,575
Coupa Software, Inc. (b)	3,800	492,366
Globant SA (b) (c)	34,800	3,186,984
HubSpot, Inc. (b)	14,700	2,228,667
Paycom Software, Inc. (b)	8,360	1,751,336
Pluralsight, Inc. - Class A (b)	103,147	1,732,354
Proofpoint, Inc. (b)	33,897	4,374,408
RealPage, Inc. (b)	27,300	1,716,078
Smartsheet, Inc. - Class A (b)	36,153	1,302,593
Varonis Systems, Inc. (b)	50,300	3,006,934
		22,044,295

Leisure and Consumer Staples (2.4%)
Food Products (2.4%)
J&J Snack Foods Corp.	11,300	2,169,600
Nomad Foods, Ltd. (b) (c)	99,400	2,037,700
		4,207,300
Total common stocks (cost: $143,524,796)		173,595,123

Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	2,730,042	2,730,042
Total short-term securities (cost: $2,730,042)		2,730,042
Total investments in securities (cost: $146,254,838) (d)		176,325,165
Cash and other assets in excess of liabilities (0.1%)		238,925
Total net assets (100.0%)		$176,564,090

Investments in Securities Legend

(a)              Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)              Non-income producing security.

(c)               Foreign security: The Fund held 8.3% of net assets in foreign securities at September 30, 2019.

(d)              At September 30, 2019 the cost of investments for federal income tax purposes was $146,458,455. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$41,368,702
Gross unrealized depreciation	(11,501,992)
Net unrealized appreciation	$29,866,710

See accompanying notes to investments in securities.

SFT Managed Volatility Equity Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares/ Principal	Value(a)
Mutual Funds (89.7%)
Investment Companies (89.7%)
iShares Core High Dividend ETF	696,557	$65,587,807
iShares Edge MSCI Minimum Volatility EAFE ETF	1,239,513	90,831,513
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	373,905	21,346,237
iShares Edge MSCI Minimum Volatility USA ETF	1,853,732	118,824,221
iShares MSCI Germany ETF	508,532	13,684,596
iShares Short Maturity Bond ETF	361,545	18,200,175
Total mutual funds (cost: $279,821,850)		328,474,549

Short-Term Securities (9.9%)
Investment Companies (8.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	32,738,111	32,738,111

U.S. Government Obligations (1.0%)
U.S. Treasury Note, 2.000%, 01/31/20 (b)	3,500,000	3,500,957
Total short-term securities (cost: $36,232,154)		36,239,068
Total investments excluding purchased options (99.6%) (cost: $316,054,004)		364,713,617
Total purchased options outstanding (0.0%) (cost: $219,981)		146,700
Total investments in securities (cost: $316,273,985) (c)		364,860,317
Cash and other assets in excess of liabilities (0.4%)		1,444,672
Total net assets (100.0%)		$366,304,989

Investments in Securities Legend

(a)              Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)              Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2019, securities with an aggregate market value of $2,750,752 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2019	337	Long	$50,581,083	$50,187,725	$(393,358)

(c)               At September 30, 2019 the cost of investments for federal income tax purposes was $315,732,914. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$48,654,365
Gross unrealized depreciation	(13,920)
Net unrealized appreciation	$48,640,445

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,150	October 2019	180	$18,000	$2,700

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,830	October 2019	180	$18,000	$144,000

Call Options Written:

The Fund had the following call options written open at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,060	October 2019	180	$(18,000)	$(64,440)

See accompanying notes to investments in securities.

Put Options Written:

The Fund had the following put options written open at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,650	October 2019	180	$(18,000)	$(29,160)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Real Estate (98.3%)
Health Care REITs (10.6%)
HCP, Inc.	125,000	$4,453,750
Healthcare Trust of America, Inc. - Class A	40,700	1,195,766
Physicians Realty Trust	76,400	1,356,100
Ventas, Inc.	44,596	3,256,846
Welltower, Inc.	45,900	4,160,835
		14,423,297

Hotels & Resort REITs (2.7%)
Host Hotels & Resorts, Inc.	154,046	2,663,455
Pebblebrook Hotel Trust	36,800	1,023,776
		3,687,231

Industrial REITs (11.1%)
Duke Realty Corp.	168,900	5,737,533
First Industrial Realty Trust, Inc.	43,000	1,701,080
Liberty Property Trust	37,700	1,935,141
ProLogis, Inc.	68,781	5,861,517
		15,235,271

Office REITs (11.3%)
Alexandria Real Estate Equities, Inc.	36,622	5,641,253
Boston Properties, Inc.	17,683	2,292,778
Cousins Properties, Inc.	11,650	437,923
Douglas Emmett, Inc.	57,200	2,449,876
Highwoods Properties, Inc.	47,000	2,112,180
Kilroy Realty Corp.	31,636	2,464,128
		15,398,138

Residential REITs (25.0%)
American Homes 4 Rent - Class A	132,200	3,422,658
Apartment Investment & Management Co. - Class A	48,800	2,544,432
AvalonBay Communities, Inc.	27,026	5,819,509
Camden Property Trust	25,500	2,830,755
Equity Lifestyle Properties, Inc.	4,500	601,200
Equity Residential	42,700	3,683,302
Essex Property Trust, Inc.	11,716	3,827,031
Invitation Homes, Inc.	131,000	3,878,910
Sun Communities, Inc.	30,900	4,587,105
UDR, Inc.	60,100	2,913,648
		34,108,550

Retail REITs (11.2%)
Agree Realty Corp.	32,100	2,348,115
National Retail Properties, Inc.	11,700	659,880
Realty Income Corp.	27,900	2,139,372
Regency Centers Corp.	27,314	1,898,050
Simon Property Group, Inc.	22,479	3,498,856
Spirit Realty Capital, Inc.	40,400	1,933,544
The Macerich Co.	46,600	1,472,094
Weingarten Realty Investors	48,700	1,418,631
		15,368,542

Specialized REITs (26.4%)
CubeSmart	47,900	1,671,710
Digital Realty Trust, Inc.	44,900	5,828,469
EPR Properties	19,800	1,521,828
Equinix, Inc.	13,634	7,864,091
Extra Space Storage, Inc.	19,700	2,301,354
Four Corners Property Trust, Inc.	64,300	1,818,404
Public Storage	15,300	3,752,631
QTS Realty Trust, Inc. - Class A	33,100	1,701,671
STORE Capital Corp.	74,900	2,802,009

See accompanying notes to investments in securities.

VEREIT, Inc.	276,700	$2,706,126
VICI Properties, Inc.	182,100	4,124,565
		36,092,858
Total common stocks (cost: $113,966,506)		134,313,887

Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	2,050,423	2,050,423
Total short-term securities (cost: $2,050,423)		2,050,423
Total investments in securities (cost: $116,016,929) (b)		136,364,310
Cash and other assets in excess of liabilities (0.2%)		331,799
Total net assets (100.0%)		$136,696,109

Investments in Securities Legend

(a)              Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)              At September 30, 2019 the cost of investments for federal income tax purposes was $116,416,336. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$21,518,445
Gross unrealized depreciation	(1,570,471)
Net unrealized appreciation	$19,947,974

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Consumer Discretionary (5.0%)
Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	9,535	$2,047,260
Royal Caribbean Cruises, Ltd. (c)	2,500	270,825
		2,318,085
Media (1.0%)
Comcast Corp. - Class A	42,874	1,932,760

Multiline Retail (2.2%)
Dollar Tree, Inc. (b)	37,674	4,300,863

Specialty Retail (0.6%)
Ross Stores, Inc.	8,258	907,141
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,624	407,056
		1,314,197
Consumer Staples (6.1%)
Beverages (0.1%)
PepsiCo, Inc.	1,544	211,683

Food & Staples Retailing (1.1%)
Walmart, Inc.	17,465	2,072,746

Food Products (4.9%)
Conagra Brands, Inc.	72,447	2,222,674
Tyson Foods, Inc. - Class A	87,608	7,546,553
		9,769,227
Energy (4.2%)
Oil, Gas & Consumable Fuels (4.2%)
BP PLC ADR (c)	26,400	1,002,936
Chevron Corp.	3,000	355,800
ConocoPhillips	14,072	801,823
EOG Resources, Inc.	18,400	1,365,648
Targa Resources Corp.	13,700	550,329
TC Energy Corp. (c)	66,742	3,456,568
TOTAL SA ADR (c)	13,730	713,960
		8,247,064
Financial (18.5%)
Capital Markets (2.3%)
CME Group, Inc.	6,216	1,313,689
Intercontinental Exchange, Inc.	33,228	3,065,948
Morgan Stanley	1,758	75,014
		4,454,651
Commercial Banks (7.6%)
Bank of America Corp.	19,424	566,598
Citigroup, Inc.	37,214	2,570,743
Fifth Third Bancorp	34,083	933,193
JPMorgan Chase & Co.	32,269	3,797,739
The PNC Financial Services Group, Inc.	1,706	239,113
US Bancorp	12,504	691,971
Wells Fargo & Co.	124,275	6,268,431
		15,067,788
Consumer Finance (0.2%)
American Express Co.	4,118	487,077

Diversified Financial Services (0.4%)
AXA Equitable Holdings, Inc.	34,766	770,414

Insurance (8.0%)
American International Group, Inc.	143,936	8,017,235
Chubb, Ltd. (c)	21,542	3,477,741
Marsh & McLennan Cos., Inc.	21,920	2,193,096

See accompanying notes to investments in securities.

Willis Towers Watson PLC (c)	11,134	$2,148,528
		15,836,600
Health Care (14.1%)
Biotechnology (0.4%)
AbbVie, Inc.	11,373	861,164

Health Care Equipment & Supplies (9.4%)
Alcon, Inc. (b) (c)	27,393	1,596,738
Becton Dickinson and Co.	11,108	2,809,880
Boston Scientific Corp. (b)	48,620	1,978,348
Danaher Corp.	37,768	5,454,832
Medtronic PLC (c)	32,148	3,491,916
Stryker Corp.	6,640	1,436,232
Teleflex, Inc.	2,358	801,130
Zimmer Biomet Holdings, Inc.	7,138	979,833
		18,548,909
Life Sciences Tools & Services (2.4%)
Thermo Fisher Scientific, Inc.	15,931	4,640,222

Pharmaceuticals (1.9%)
Elanco Animal Health, Inc. (b)	35,610	946,870
Merck & Co., Inc.	34,429	2,898,233
		3,845,103
Industrials (11.4%)
Aerospace & Defense (4.0%)
Northrop Grumman Corp.	4,905	1,838,345
The Boeing Co.	15,875	6,039,961
		7,878,306
Air Freight & Logistics (1.8%)
United Parcel Service, Inc. - Class B	30,341	3,635,459

Airlines (0.1%)
Delta Air Lines, Inc.	1,700	97,920

Commercial Services & Supplies (0.4%)
Republic Services, Inc.	3,354	290,289
Waste Connections, Inc. (c)	5,825	535,900
		826,189
Construction & Engineering (0.9%)
Jacobs Engineering Group, Inc.	19,556	1,789,374

Industrial Conglomerates (4.0%)
General Electric Co.	512,481	4,581,580
Honeywell International, Inc.	11,674	1,975,241
Roper Technologies, Inc.	3,899	1,390,383
		7,947,204
Machinery (0.2%)
Fortive Corp.	6,028	413,280

Information Technology (16.4%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	43,095	2,129,324
Motorola Solutions, Inc.	9,643	1,643,264
		3,772,588
Electronic Equipment, Instruments & Components (1.6%)
Keysight Technologies, Inc. (b)	20,664	2,009,574
TE Connectivity, Ltd. (c)	12,636	1,177,422
		3,186,996
Interactive Media & Services (1.0%)
Alphabet, Inc. - Class C (b)	1,560	1,901,640

IT Services (0.6%)
Fidelity National Information Services, Inc.	9,605	1,275,160

Semiconductors & Semiconductor Equipment (5.3%)
Analog Devices, Inc.	7,600	849,148

See accompanying notes to investments in securities.

ASML Holding NV (c)	6,352	$1,577,964
Broadcom, Inc.	1,941	535,852
Micron Technology, Inc. (b)	58,358	2,500,640
NVIDIA Corp.	2,900	504,803
NXP Semiconductor NV (c)	20,129	2,196,476
QUALCOMM, Inc.	12,077	921,234
Texas Instruments, Inc.	10,935	1,413,239
		10,499,356
Software (6.0%)
Electronic Arts, Inc. (b)	5,407	528,913
Microsoft Corp.	67,520	9,387,305
Synopsys, Inc. (b)	14,155	1,942,774
		11,858,992
Materials (5.0%)
Chemicals (3.5%)
Air Products & Chemicals, Inc.	4,000	887,440
CF Industries Holdings, Inc.	30,246	1,488,103
DuPont de Nemours, Inc.	26,243	1,871,389
Linde PLC (c)	12,600	2,440,872
PPG Industries, Inc.	2,000	237,020
		6,924,824
Containers & Packaging (1.5%)
Ball Corp.	15,825	1,152,218
Packaging Corp. of America	18,210	1,932,081
		3,084,299
Real Estate (4.4%)
Health Care REITs (0.6%)
Ventas, Inc.	17,535	1,280,581

Industrial REITs (2.0%)
ProLogis, Inc.	46,900	3,996,818

Residential REITs (0.4%)
AvalonBay Communities, Inc.	3,500	753,655

Specialized REITs (1.4%)
Crown Castle International Corp.	9,544	1,326,711
Public Storage	6,000	1,471,620
		2,798,331
Utilities (12.5%)
Electric Utilities (8.7%)
Edison International	34,828	2,626,728
Entergy Corp.	34,465	4,044,812
Evergy, Inc.	2,034	135,383
Exelon Corp.	600	28,986
NextEra Energy, Inc.	33,243	7,745,287
The Southern Co.	44,329	2,738,202
		17,319,398
Multi-Utilities (3.8%)
CenterPoint Energy, Inc.	37,800	1,140,804
NiSource, Inc.	56,387	1,687,099
Sempra Energy	31,653	4,672,299
		7,500,202
Total common stocks (cost: $169,343,940)		193,419,125

	Principal/ Shares	Value(a)
Preferred Stocks (1.4%)
Health Care (0.2%)
Becton Dickinson and Co. Series A, 6.125%	7,299	451,881

Industrials (0.2%)
Fortive Corp. Series A, 5.000%	316	285,073

Information Technology (0.2%)
Broadcom, Inc. Series A, 8.000%	399	409,129

See accompanying notes to investments in securities.

Utilities (0.8%)
Sempra Energy Series A, 6.000%	4,348	$513,934
Sempra Energy Series B, 6.750%	2,130	250,616
The Southern Co. Series 2019, 6.750%	16,130	863,116
		1,627,666
Total Preferred Stocks (cost: $2,541,506)		2,773,749

Long-Term Debt Securities (0.2%)
Corporate Obligations (0.2%)
Utilities (0.2%)
Electric Utilities (0.2%)
Pacific Gas & Electric Co.
3.950%, 12/01/47 (d)	175,000	169,312
4.000%, 12/01/46 (d)	133,000	128,013
Total long-term debt securities (cost: $275,160)		297,325

Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	493,910	493,910
T. Rowe Price Reserve Investment Fund, current rate 2.180%	185,805	185,805
Total short-term securities (cost: $679,715)		679,715
Total investments in securities (cost: $172,840,321) (e)		197,169,914
Cash and other assets in excess of liabilities (0.5%)		1,015,774
Total net assets (100.0%)		$198,185,688

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 12.2% of net assets in foreign securities at September 30, 2019.
(d)	Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future income payments is uncertain.
(e)	At September 30, 2019 the cost of investments for federal income tax purposes was $174,398,977. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$24,111,686
	Gross unrealized depreciation	(1,340,749)
	Net unrealized appreciation	$22,770,937

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Communication Services (1.8%)
Diversified Telecommunication Services (1.8%)
Verizon Communications, Inc.	35,957	$2,170,364

Consumer Discretionary (11.5%)
Hotels & Resort REITs (1.1%)
Hilton Worldwide Holdings, Inc.	13,982	1,301,864

Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	9,341	2,005,606

Internet & Catalog Retail (2.0%)
Amazon.com, Inc. (b)	873	1,515,449
Booking Holdings, Inc. (b)	431	845,885
		2,361,334
Media (1.6%)
The Walt Disney Co.	14,765	1,924,175

Specialty Retail (1.3%)
The TJX Cos., Inc.	26,254	1,463,398

Textiles, Apparel & Luxury Goods (3.8%)
NIKE, Inc. - Class B	20,274	1,904,134
PVH Corp.	13,211	1,165,607
VF Corp.	15,426	1,372,760
		4,442,501
Consumer Staples (10.9%)
Beverages (2.2%)
Constellation Brands, Inc. - Class A	7,278	1,508,584
Monster Beverage Corp. (b)	18,287	1,061,743
		2,570,327
Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	6,633	1,911,033
Walmart, Inc.	17,226	2,044,382
		3,955,415
Food Products (1.3%)
Kellogg Co.	24,269	1,561,710

Household Products (4.0%)
Colgate-Palmolive Co.	21,740	1,598,108
The Procter & Gamble Co.	25,066	3,117,709
		4,715,817
Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Continental Resources, Inc. (b)	19,700	606,563
EOG Resources, Inc.	14,886	1,104,839
		1,711,402
Financial (13.5%)
Commercial Banks (7.5%)
Bank of America Corp.	96,222	2,806,796
Fifth Third Bancorp	35,078	960,436
JPMorgan Chase & Co.	26,180	3,081,124
The PNC Financial Services Group, Inc.	14,215	1,992,374
		8,840,730
Consumer Finance (2.2%)
American Express Co.	10,978	1,298,478
Capital One Financial Corp.	14,289	1,300,013
		2,598,491
Insurance (3.8%)
Athene Holding, Ltd. - Class A (b) (c)	16,743	704,210

See accompanying notes to investments in securities.

Chubb, Ltd. (c)	13,332	$2,152,318
The Allstate Corp.	14,551	1,581,403
		4,437,931
Health Care (16.2%)
Health Care Equipment & Supplies (7.0%)
Abbott Laboratories	19,558	1,636,418
Baxter International, Inc.	24,659	2,156,923
Danaher Corp.	8,461	1,222,022
Hologic, Inc. (b)	25,552	1,290,121
Medtronic PLC (c)	17,602	1,911,929
		8,217,413
Health Care Providers & Services (3.6%)
Anthem, Inc.	4,490	1,078,049
Laboratory Corp. of America Holdings (b)	7,947	1,335,096
UnitedHealth Group, Inc.	8,163	1,773,983
		4,187,128
Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc.	6,135	1,786,941

Pharmaceuticals (4.1%)
Allergan PLC (c)	6,302	1,060,564
Eli Lilly & Co.	16,622	1,858,838
Merck & Co., Inc.	21,872	1,841,185
		4,760,587
Industrials (10.0%)
Aerospace & Defense (1.4%)
Raytheon Co.	8,403	1,648,585

Building Products (1.2%)
Fortune Brands Home & Security, Inc.	26,059	1,425,427

Commercial Services & Supplies (1.1%)
Republic Services, Inc.	15,489	1,340,573

Electrical Equipment (1.2%)
AMETEK, Inc.	15,306	1,405,397

Machinery (2.0%)
Illinois Tool Works, Inc.	8,830	1,381,807
Snap-On, Inc.	6,252	978,688
		2,360,495
Professional Services (1.7%)
Equifax, Inc.	6,126	861,744
IHS Markit, Ltd. (b) (c)	16,341	1,092,886
		1,954,630
Road & Rail (1.4%)
Norfolk Southern Corp.	6,560	1,178,570
Uber Technologies, Inc. (b)	13,479	410,705
		1,589,275
Information Technology (24.6%)
Communications Equipment (1.6%)
Motorola Solutions, Inc.	10,815	1,842,984

Computers & Peripherals (3.0%)
Apple, Inc.	15,968	3,576,353

Electronic Equipment, Instruments & Components (1.0%)
CDW Corp.	9,388	1,156,977

Interactive Media & Services (5.6%)
Alphabet, Inc. - Class A (b)	2,542	3,104,138
Alphabet, Inc. - Class C (b)	687	837,453
Facebook, Inc. - Class A (b)	6,910	1,230,533
GoDaddy, Inc. - Class A (b)	20,672	1,363,938
		6,536,062
IT Services (4.7%)
Global Payments, Inc.	9,526	1,514,634

See accompanying notes to investments in securities.

Leidos Holdings, Inc.	19,646	$1,687,198
Mastercard, Inc. - Class A	8,591	2,333,058
		5,534,890
Semiconductors & Semiconductor Equipment (2.9%)
Micron Technology, Inc. (b)	20,780	890,423
ON Semiconductor Corp. (b)	32,661	627,418
QUALCOMM, Inc.	8,554	652,499
Teradyne, Inc.	21,236	1,229,777
		3,400,117
Software (5.8%)
Microsoft Corp.	26,465	3,679,429
Salesforce.com, Inc. (b)	8,844	1,312,803
SS&C Technologies Holdings, Inc.	22,080	1,138,666
Workday, Inc. - Class A (b)	3,763	639,560
		6,770,458
Materials (1.9%)
Chemicals (1.9%)
Ecolab, Inc.	5,620	1,112,985
PPG Industries, Inc.	9,169	1,086,618
		2,199,603
Real Estate (2.2%)
Office REITs (1.0%)
Boston Properties, Inc.	8,618	1,117,410

Specialized REITs (1.2%)
American Tower Corp.	6,630	1,466,092

Utilities (5.2%)
Electric Utilities (5.2%)
American Electric Power Co., Inc.	22,228	2,082,541
NextEra Energy, Inc.	11,230	2,616,478
Pinnacle West Capital Corp.	14,564	1,413,727
		6,112,746
Total common stocks (cost: $93,968,207)		116,451,208

Short-Term Securities (0.7%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.880%	853,268	853,268
Total short-term securities (cost: $853,268)		853,268
Total investments in securities (cost: $94,821,475) (d)		117,304,476
Liabilities in excess of cash and other assets (0.0%)		(43,812)
Total net assets (100.0%)		$117,260,664

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.9% of net assets in foreign securities at September 30, 2019.
(d)	At September 30, 2019 the cost of investments for federal income tax purposes was $94,870,626. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$24,305,670
	Gross unrealized depreciation	(1,871,820)
	Net unrealized appreciation	$22,433,850

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

September 30, 2019

(Unaudited)

(1)        Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund	✓	✓
SFT Dynamic Managed Volatility Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Managed Volatility Equity Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. (Securian AM), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)         Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities

Securian Funds Trust

Notes to Financial Statements — continued

(2)        Summary of Significant Accounting Policies — (continued)

traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (the “Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Securian Funds Trust

Notes to Financial Statements — continued

(2)        Summary of Significant Accounting Policies — (continued)

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that

Securian Funds Trust

Notes to Financial Statements — continued

(2)        Summary of Significant Accounting Policies — (continued)

the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2019, no Funds were invested in repurchase agreements.

Securities Purchased or Sold on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2019, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments at fair value of $13,561,641. The Funds have segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2019, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$505,493	$44,946	$(25,594)

(3)        Illiquid Securities

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At September 30, 2019, the Funds’ did not hold illiquid investments.

(4)        Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

Securian Funds Trust

Notes to Financial Statements — continued

(4)   Fair Value Measurement — (continued)

The following is a summary of the levels used for as of September 30, 2019, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at
	September 30, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$173,504,602	$—	$173,504,602
Asset-Backed Securities	—	61,983,622	—	61,983,622
Other Mortgage-Backed Securities	—	62,644,813	—	62,644,813
Corporate Obligations	—	198,253,031	—	198,253,031
Investment Companies	15,704,794	—	—	15,704,794
Total Investments	15,704,794	496,386,068	—	512,090,862

Other Financial Instruments*
Futures Contracts	722,080	—	—	722,080

Liabilities
Other Financial Instruments*
Futures Contracts	(1,109,947)	—	—	(1,109,947)

SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	—	19,428,698	—	19,428,698
Other Mortgage-Backed Securities	—	2,725,463	—	2,725,463
Corporate Obligations	—	165,639,479	—	165,639,479
Purchased Options	339,090	—	—	339,090
Investment Companies	331,616,526	—	—	331,616,526
Total Investments	331,955,616	187,793,640	—	519,749,256

Liabilities
Other Financial Instruments*
Futures Contracts	(668,369)	—	—	(668,369)
Written Options	(49,395)	—	—	(49,395)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	193,879,684	—	—	193,879,684
Investment Companies	9,762,829	—	—	9,762,829
Total Investments	203,642,513	—	—	203,642,513

Liabilities
Other Financial Instruments*
Futures Contracts	(101,237)	—	—	(101,237)

SFT Index 500 Fund
Assets
Common Stocks	897,067,029	—	—	897,067,029
Investment Companies	15,806,583	—	—	15,806,583
Total Investments	912,873,612	—	—	912,873,612

Other Financial Instruments*
Futures Contracts	6,695	—	—	6,695

Securian Funds Trust

Notes to Financial Statements — continued

(4)   Fair Value Measurement — (continued)

	Fair Value Measurement at
	September 30, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT International Bond Fund
Assets
Long-Term Debt Securities	$—	$47,415,591	$—	$47,415,591
Short-Term Debt Securities	—	46,761,941	—	46,761,941
Investment Companies	3,476,823	—	—	3,476,823
Total Investments	3,476,823	94,177,532	—	97,654,355

Other Financial Instruments*
Forward Foreign Currency Contracts	—	2,483,125	—	2,483,125

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(853,377)	—	(853,377)
Interest Rate Swap Contracts	—	(2,665,777)	—	(2,665,777)

SFT IvySM Growth Fund
Assets
Common Stocks	514,373,821	—	—	514,373,821
Investment Companies	4,638,629	—	—	4,638,629
Total Investments	519,012,450	—	—	519,012,450

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	173,595,123	—	—	173,595,123
Investment Companies	2,730,042	—	—	2,730,042
Total Investments	176,325,165	—	—	176,325,165

SFT Managed Volatility Equity Fund
Assets
Investment Companies	361,212,660	—	—	361,212,660
U.S. Government Obligations	—	3,500,957	—	3,500,957
Purchased Options	146,700	—	—	146,700
Total Investments	361,359,360	3,500,957	—	364,860,317

Liabilities
Other Financial Instruments*
Futures Contracts	(393,358)	—	—	(393,358)
Written Options	(93,600)	—	—	(93,600)

SFT Real Estate Securities Fund
Assets
Common Stocks	134,313,887	—	—	134,313,887
Investment Companies	2,050,423	—	—	2,050,423
Total Investments	136,364,310	—	—	136,364,310

SFT T. Rowe Price Value Fund
Assets
Common Stocks	193,419,125	—	—	193,419,125
Corporate Obligations	—	297,325	—	297,325
Preferred Stocks	2,773,749	—	—	2,773,749
Investment Companies	679,715	—	—	679,715
Total Investments	196,872,589	297,325	—	197,169,914

SFT Wellington Core Equity Fund
Assets
Common Stocks	116,451,208	—	—	116,451,208
Investment Companies	853,268	—	—	853,268
Total Investments	117,304,476	—	—	117,304,476

* Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Securian Funds Trust

Notes to Financial Statements — continued

(4)   Fair Value Measurement — (continued)

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)   Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.